UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSRS CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02857
811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc.
Master Total Return Portfolio of Master Bond LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Total
Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master
Bond LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 03/31/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock Total Return Fund OF BLACKROCK BOND FUND, INC. SEMI-ANNUAL REPORT MARCH 31, 2008 | (UNAUDITED)

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

2 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

A Letter to Shareholders

Dear Shareholder

Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to

2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

The Federal Reserve Board (the “Fed”), after cutting the target federal funds rate 100 basis points (1%) between

September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of

2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25% . In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S.

stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to

4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting height-

ened investor risk aversion:

Total Returns as of March 31, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	–12.46%	–5.08%

Small cap U.S. equities (Russell 2000 Index)	–14.02	–13.00

International equities (MSCI Europe, Australasia, Far East Index)	–10.50	– 2.70

Fixed income (Lehman Brothers U.S. Aggregate Index)	+5.23	+ 7.67

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+0.75	+ 1.90

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	–4.01	– 3.47

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund’s total return for the period lagged that of the benchmark
Lehman Brothers U.S. Aggregate Index.

What factors influenced performance?
•The fixed income markets were volatile during the semi-annual period, with all spread sectors underperforming U.S. Treasuries amid a continued
investor flight to quality. The Treasury market rallied in reaction to weak economic activity and ongoing strains within the financial sector stem-
ming from continued write-downs of mortgage-related securities. Over the course of the six months, the yield on the 10-year Treasury note fell from 4.59% to 3.45%, as prices correspondingly rose.

•The Fed continued its efforts to stave off an economic recession, cutting the federal funds target rate 250 basis points (2.5%) during the six months; 200 basis points of those cuts occurred in the first quarter of
2008, bringing the target rate to 2.25% at March 31, 2008.

•The main driver of the Fund’s underperformance, through the Fund’s investment in Master Total Return Portfolio, was our allocation to spread sectors, all of which posted negative excess returns (versus Treasury issues) during the period. The Portfolio was most overweight in mortgage-
backed securities (MBS) and commercial MBS, which registered excess returns of -0.96% and -9.76%, respectively, for the six months ended
March 31, 2008. Also detracting from performance were our large under-
weight positions in Treasuries and agency debentures, which were among the top performers for the period.

•The Portfolio’s duration further hindered Fund performance. On average, the Portfolio was short versus the benchmark index, and this detracted from performance as interest rates fell (and prices rose) across the yield curve.

•Bright spots during the period included our bias for a steepening yield curve, which paid off as yields between two-year and 10-year Treasuries steepened from roughly 60 basis points to 183 basis points. An under-
weight to corporate bonds also was helpful as spreads in that sector widened significantly. Likewise, an underweight in the home equity sector proved advantageous as repercussions from the housing market collapse and credit crisis continued to work their way through the system.

Describe recent portfolio activity.
•Throughout the period, we reduced the Portfolio’s MBS holdings while increasing exposure in the CMBS space as these sectors continued to weaken. We also increased exposure to corporate bonds, moving from an underweight to a slight overweight by period-end.

Describe the Portfolio’s positioning at period-end.
•At period-end, the Portfolio maintained underweight positions in
U.S. Treasury and agency issues, and overweights in both fixed- and adjustable-rate MBS, as well as high-quality short-duration spread prod-
uct, including asset-backed securities and CMBS. We continue to tacti-
cally trade both duration and yield curve positioning, and at March 31,
2008, the Portfolio was modestly short duration versus the benchmark.

4 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Total Return Based on a $10,000 Investment

* Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
** Commencement of operations.
† The Fund invests primarily in long-term, fixed income securities that are rated in the four highest categories of the recognized rating agencies (Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s).
† † This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity.
† † † This unmanaged Index is comprised of all investment grade corporate bonds rated BBB or higher, of all maturities.
Past performance is not indicative of future results.

Performance Summary for the Period Ended March 31, 2008

					Average Annual Total Returns*

			1 Year		5 Years		Since Inception**

	Standardized	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	30-Day Yields	Total Returns	charge	charge	charge	charge	charge	charge

BlackRock	5.47%	+1.83%	+3.67%	—	+3.92%	—	+4.91%	—
Institutional	5.29	+1.76	+3.41	—	+3.74	—	+4.74	—
Service	5.07	+1.63	+3.25	—	+3.42	—	+4.38	—
Investor A	4.79	+1.60	+3.19	–0.94%	+3.46	+2.62%	+4.45	+3.77%
Investor A1	5.04	+1.65	+3.23	+2.20	+3.60	+3.39	+4.60	+4.43
Investor B	4.37	+1.26	+2.50	–1.44	+2.90	+2.56	+3.89	+3.89
Investor B1	4.62	+1.31	+2.77	+1.79	+3.18	+3.18	+4.17	+4.17
Investor B2	4.98	+1.53	+3.15	–1.28	+2.86	+2.51	+3.82	+3.82
Investor C	4.39	+1.28	+2.58	+1.59	+2.69	+2.69	+3.69	+3.69
Investor C1	4.47	+1.22	+2.53	+1.55	+2.87	+2.87	+3.86	+3.86
Investor C2	4.61	+1.29	+2.75	+1.77	+3.17	+3.17	+4.17	+4.17
Class R	4.78	+1.48	+3.01	—	+3.21	—	+4.20	—
Lehman Brothers
U.S. Aggregate Index	—	+5.23	+7.67	—	+4.58	—	+5.60	—
Merrill Lynch Corporate
Master Index	—	+1.83	+2.94	—	+4.38	—	+5.67	—

* Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
** The Fund commenced operations on 12/7/2001.
Past performance is not indicative of future results.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

5

About Fund Performance

•BlackRock Shares are not subject to any sales charge. BlackRock
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors. Prior to September 24, 2007, Institutional
Share performance results are those of BlackRock Shares restated to reflect Institutional Share fees.

•Service Shares are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to September 24,
2007, Service Share performance results are those of Investor A Shares of a predecessor fund restated to reflect Service Share fees.

•Investor A Shares incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.25% per year (but no distribution fee). Prior to September 24, 2007, Investor A Share performance results are those of BlackRock Shares restated to reflect Investor A
Share fees.

•Investor A1 Shares incur a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee). Prior to September 24, 2007, Investor A1 Share performance results are those of BlackRock Shares restated to reflect Investor A1
Share fees.

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4%, declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. Prior to September 24, 2007, Investor B Share performance results are those of BlackRock Shares restated to reflect
Investor B Share fees.

•Investor B1 Shares are subject to a maximum contingent deferred sales charge of 1%, declining to 0% after three years. In addition,
Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Prior to September 24, 2007,
Investor B1 Share performance results are those of BlackRock Shares restated to reflect Investor B1 Share fees.

•Investor B2 Shares are subject to a maximum contingent deferred sales charge of 4.50%, declining to 0% after six years. In addition,
Investor B2 Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Investor C1 Shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C1 Share per-
formance results are those of BlackRock Shares restated to reflect
Investor C1 Share fees.

•Investor C2 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. In addition, Investor C2 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Prior to September 24, 2007, Investor C2 Share per-
formance results are those of BlackRock Shares restated to reflect
Investor C2 Share fees.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to October 2,
2006, Class R Share performance results were those of the BlackRock
Shares (which have no distribution or service fees) restated to reflect
Class R Share fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the per-
formance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to share-
holders. The Fund’s Manager waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

6 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31,
2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses
Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing expenses only, and will not help share-
holders determine the relative total expenses of owning different funds.
If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

		Actual			Hypothetical**

	Beginning	Ending	Expenses	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Account Value	Account Value	Paid During
	October 1, 2007	March 31, 2008	the Period*	October 1, 2007	March 31, 2008	the Period*

BlackRock	$1,000	$1,018.30	$2.37	$1,000	$1,022.65	$2.38
Institutional	$1,000	$1,017.60	$3.03	$1,000	$1,022.00	$3.03
Service	$1,000	$1,016.30	$4.13	$1,000	$1,020.90	$4.14
Investor A	$1,000	$1,016.00	$4.64	$1,000	$1,020.40	$4.65
Investor A1	$1,000	$1,016.50	$4.13	$1,000	$1,020.90	$4.14
Investor B	$1,000	$1,012.60	$7.95	$1,000	$1,017.10	$7.97
Investor B1	$1,000	$1,013.10	$6.64	$1,000	$1,018.40	$6.66
Investor B2	$1,000	$1,015.30	$5.24	$1,000	$1,019.80	$5.25
Investor C	$1,000	$1,012.80	$7.60	$1,000	$1,017.45	$7.62
Investor C1	$1,000	$1,012.20	$7.45	$1,000	$1,017.60	$7.47
Investor C2	$1,000	$1,012.90	$6.84	$1,000	$1,018.20	$6.86
Class R	$1,000	$1,014.80	$5.79	$1,000	$1,019.25	$5.81

*	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.47% for BlackRock, 0.60% for Institutional, 0.82% for Service, 0.92% for Investor A, 0.82% for Investor A1, 1.58% for Investor B, 1.32% for Investor B1, 1.04% for Investor B2, 1.51% for Investor C, 1.48% for Investor C1, 1.36% for Investor C2 and 1.15% for Class R), multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Currently, Investor B2 does not accrue distribution fees (12b-1 fees) due to regulatory fee limits. If, during the period, the distribution fees were accrued, the actual expense ratio would have been approximately 1.79%; the actual expenses paid would have been approximately $9.02 and the hypothetical expense paid would have been approximately $9.02.

**	Hypothetical 5% return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366. See above “Disclosure of Expenses” for further information on how expenses were calculated.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

7

Statement of Assets and Liabilities	BlackRock Total Return Fund

March 31, 2008 (Unaudited)

Assets

Investment at value — Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”) (cost — $3,061,379,707)	$2,967,478,869
Prepaid expenses	56,390
Other assets	12,154

Total assets	2,967,547,413

Liabilities

Income dividends payable	10,678,351
Distribution fees payable	711,831
Investment advisory fees payable	705,321
Other affiliates payable	823,638

Total liabilities	12,919,141

Net Assets

Net Assets	$2,954,628,272

Net Assets Consist of

BlackRock Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	$ 4,347,162
Institutional Shares of Common Stock, $0.10 par value, 250,000,000 shares authorized	7,053,269
Service Shares of Common Stock, $0.10 par value, 50,000,000 shares authorized	15,798
Investor A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	6,355,668
Investor A1 Shares of Common Stock, $0.10 par value, 50,000,000 shares authorized	1,167,961
Investor B Shares of Common Stock, $0.10 par value, 250,000,000 shares authorized	1,474,578
Investor B1 Shares of Common Stock, $0.10 par value, 50,000,000 shares authorized	303,699
Investor B2 Shares of Common Stock, $0.10 par value, 50,000,000 shares authorized	7,032
Investor C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	1,453,358
Investor C1 Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized	3,195,218
Investor C2 Shares of Common Stock, $0.10 par value, 50,000,000 shares authorized	158,296
Class R Shares of Common Stock, $0.10 par value, 250,000,000 shares authorized	586,636
Paid-in capital in excess of par	3,023,119,378
Distributions in excess of net investment income	(2,174,411)
Accumulated net realized gains	1,465,468
Net unrealized appreciation/depreciation	(93,900,838)

Net Assets	$2,954,628,272

Net Asset Value

BlackRock — Based on net assets of $491,890,995 and 43,471,620 shares outstanding	$ 11.32

Institutional — Based on net assets of $797,685,427 and 70,532,689 shares outstanding	$ 11.31

Service — Based on net assets of $1,787,671 and 157,979 shares outstanding	$ 11.32

Investor A — Based on net assets of $719,178,547 and 63,556,680 shares outstanding	$ 11.32

Investor A1 — Based on net assets of $132,073,664 and 11,679,607 shares outstanding	$ 11.31

Investor B — Based on net assets of $166,761,395 and 14,745,775 shares outstanding	$ 11.31

Investor B1 — Based on net assets of $34,355,403 and 3,036,989 shares outstanding	$ 11.31

Investor B2 — Based on net assets of $795,577 and 70,323 shares outstanding	$ 11.31

Investor C — Based on net assets of $164,356,796 and 14,533,576 shares outstanding	$ 11.31

Investor C1 — Based on net assets of $361,454,944 and 31,952,182 shares outstanding	$ 11.31

Investor C2 — Based on net assets of $17,892,987 and 1,582,961 shares outstanding	$ 11.30

Class R — Based on net assets of $66,394,866 and 5,866,363 shares outstanding	$ 11.32

See Notes to Financial Statements.

8 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Statement of Operations	BlackRock Total Return Fund

Six Months Ended March 31, 2008 (Unaudited)

Investment Income

Net investment income allocated from the Master Portfolio:
Interest	$ 87,197,422
Dividends	1,322,219
Expenses	(2,562,232)

Total income	85,957,409

Expenses

Investment advisory	5,574,651
Service — Service	2,079
Service — Investor A	905,646
Service — Investor A1	71,008
Service and distribution — Investor B	676,212
Service and distribution — Investor B1	96,784
Service and distribution — Investor B2	1,121
Service and distribution — Investor C	775,623
Service and distribution — Investor C1	1,522,487
Service and distribution — Investor C2	47,822
Service and distribution — Class R	164,136
Transfer agent — BlackRock	16,468
Transfer agent — Institutional	520,644
Transfer agent — Service	1,322
Transfer agent — Investor A	680,971
Transfer agent — Investor A1	169,156
Transfer agent — Investor B	318,383
Transfer agent — Investor B1	65,539
Transfer agent — Investor B2	1,365
Transfer agent — Investor C	297,129
Transfer agent — Investor C1	384,873
Transfer agent — Investor C2	36,035
Transfer agent — Class R	91,975
Printing	84,671
Registration	48,190
Professional	28,471
Custodian	5,202
Miscellaneous	14,528

Total expenses	12,602,491
Less fees waived by advisor	(1,362,606)

Total expenses after waiver	11,239,885

Net investment income	74,717,524

Realized and Unrealized Gain (Loss) Allocated from the Master Portfolio

Net realized gain from investments, financial futures contracts, swaps, foreign currency transactions and options written	60,444,429
Net change in unrealized appreciation/depreciation on investments, financial futures contracts, swaps, foreign currency transactions and
Options written	(87,889,396)

Total realized and unrealized loss	(27,444,967)

Net Increase in Net Assets Resulting from Operations	$ 47,272,557

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

9

Statements of Changes in Net Assets	BlackRock Total Return Fund

	Six Months Ended	Year Ended
	March 31, 2008	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 74,717,524	$ 25,974,264
Net realized gain	60,444,429	614,855
Net change in unrealized appreciation/depreciation	(87,889,396)	413,553

Net increase in net assets resulting from operations	47,272,557	27,002,672

Dividends to Shareholders from

Net investment income:
BlackRock	(12,896,572)	(22,990,136)[1]
Institutional	(20,912,690)	(835,421)
Service	(40,087)	(54,310)[2]
Investor A	(17,301,780)	(621,528)
Investor A1	(3,460,145)	(140,805)
Investor B	(3,704,429)	(155,787)
Investor B1	(846,004)	(37,390)
Investor B2	(20,693)	(29,281)
Investor C	(3,194,997)	(185,522)
Investor C1	(8,009,201)	(320,647)
Investor C2	(414,660)	(17,587)
Class R	(1,486,150)	(56,412)

Decrease in net assets resulting from dividends to shareholders	(72,287,408)	(25,444,826)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(40,501,615)	2,647,204,535

Net Assets

Total increase (decrease) in net assets	(65,516,466)	2,648,762,381
Beginning of period	3,020,144,738	371,382,357

End of period	$ 2,954,628,272	$3,020,144,738

End of period distributions in excess of net investment income	$ (2,174,411)	$ (4,604,527)

[1]	Includes distributions from BlackRock Total Return Portfolio Institutional Shares prior to September 24, 2007.

[2]	Includes distributions from BlackRock Total Return Portfolio Investor A Shares prior to September 24, 2007.

See Notes to Financial Statements.

10 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights					BlackRock Total Return Fund

	Six Months Ended			BlackRock
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007[1]	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.50	$ 11.65	$ 11.73	$ 11.86	$ 11.69

Net investment income	0.31[2]	0.53[2]	0.51[2]	0.47[2]	0.43[2]	0.48
Net realized and unrealized gain (loss)	(0.10)	(0.11)	(0.09)	(0.09)	(0.01)	0.33

Net increase from investment operations	0.21	0.42	0.42	0.38	0.42	0.81

Dividends and distributions from:
Net investment income	(0.30)	(0.51)	(0.51)	(0.46)	(0.41)	(0.57)
Net realized gain	—	—	(0.06)	—	(0.15)	(0.07)

Total dividends and distributions	(0.30)	(0.51)	(0.57)	(0.46)	(0.56)	(0.64)

Net asset value, end of period	$ 11.32	$ 11.41	$ 11.50	$ 11.65	$ 11.73	$ 11.86

Total Investment Return

Based on net asset value	1.83%[3]	4.24%	3.76%	3.21%	3.65%	7.00%

Ratios to Average Net Assets

Total expenses after waiver, excluding interest expense	0.47%[4,5]	0.41%[5]	0.40%	0.40%	0.40%	0.40%

Total expenses after waiver	0.47%[4,5]	0.48%[5]	0.40%	0.40%	0.40%	0.40%

Total expenses	0.56%[4,5]	0.75%[5]	0.69%	0.72%	0.71%	0.75%

Net investment income	5.36%[4,5]	5.13%[5]	4.50%	3.98%	3.68%	3.61%

Supplemental Data

Net assets, end of period (000)	$ 491,891	$ 490,237	$ 366,353	$ 326,033	$ 285,096	$ 224,248

Portfolio turnover of the Fund	—	238%[6]	192%	358%	412%	1,021%[7]

Portfolio turnover of the Master Portfolio	94%	153%[8]	—	—	—	—

[1]	On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.

[7]	Includes dollar roll transactions; excluding these transactions the portfolio turnover rate would have been 319%.

[8]	Represents the portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of BlackRock Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.134182.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

11

Financial Highlights (continued)	BlackRock Total Return Fund

	Institutional
		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.38

Net investment income[2]	0.30	0.01
Net realized and unrealized gain (loss)	(0.10)	0.03

Net increase from investment operations	0.20	0.04

Dividends from net investment income	(0.29)	(0.02)

Net asset value, end of period	$ 11.31	$ 11.40

Total Investment Return

Based on net asset value	1.76%[3]	0.27%[3]

Ratios to Average Net Assets[4]

Total expenses after waiver	0.60%[5]	0.55%[5]

Total expenses	0.67%[5]	0.67%[5]

Net investment income	5.21%[5]	4.54%[5]

Supplemental Data

Net assets, end of period (000)	$ 797,685	$ 837,730

Portfolio turnover of the Master Portfolio	94%	153%[6]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

12 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights (continued)					BlackRock Total Return Fund

			Service
	Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007[1]	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.50	$ 11.64	$ 11.72	$ 11.78	$ 11.62

Net investment income	0.28[2]	0.50[2]	0.45[2]	0.43[2]	0.43[2]	0.42
Net realized and unrealized gain (loss)	(0.09)	(0.12)	(0.07)	(0.10)	0.01	0.32

Net increase from investment operations	0.19	0.38	0.38	0.33	0.44	0.74

Dividends and distributions from:
Net investment income	(0.28)	(0.47)	(0.46)	(0.41)	(0.36)	(0.51)
Net realized gain	—	—	(0.06)	—	(0.14)	(0.07)

Total dividends and distributions	(0.28)	(0.47)	(0.52)	(0.41)	(0.50)	(0.58)

Net asset value, end of period	$ 11.32	$ 11.41	$ 11.50	$ 11.64	$ 11.72	$ 11.78

Total Investment Return

Based on net asset value	1.63%[3]	3.88%	3.38%	2.77%	3.78%	6.53%

Ratios to Average Net Assets

Total expenses after waiver, excluding interest expense	0.82%[4,5]	0.75%[5]	0.85%	0.80%	0.78%	0.85%

Total expenses after waiver	0.82%[4,5]	0.91%[5]	0.88%	0.80%	0.78%	0.85%

Total expenses	0.95%[4,5]	1.25%[5]	31.07%	1.08%	1.07%	1.20%

Net investment income	4.93%[4,5]	4.80%[5]	3.93%	3.57%	3.74%	3.17%

Supplemental Data

Net assets, end of period (000)	$ 1,788	$ 1,769	—[6]	—[6]	$ 29	—[6]

Portfolio turnover of the Fund	—	238%[7]	192%	358%	412%	1,021%[8]

Portfolio turnover of the Master Portfolio	94%	153%[9]	—	—	—	—

[1]	On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Amount is less than $1,000.

[7]	Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.

[8]	Includes dollar roll transactions; excluding these transactions the portfolio turnover rate would have been 319%.

[9]	Represents the portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Service Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.126588.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

13

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A
		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.38

Net Investment income[2]	0.28	0.01
Net realized and unrealized gain (loss)	(0.10)	0.03

Net increase from investment operations	0.18	0.04

Dividends from net investment income	(0.27)	(0.01)

Net asset value, end of period	$ 11.32	$ 11.41

Total Investment Return[3]

Based on net asset value	1.60%[4]	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	0.92%[6]	0.90%[6]

Total expenses	0.98%[6]	1.02%[6]

Net investment income	4.90%[6]	4.17%[6]

Supplemental Data

Net assets, end of period (000)	$ 719,179	$ 690,100

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

14 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor A1

		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.38

Net investment income[2]	0.29	0.01
Net realized and unrealized gain (loss)	(0.10)	0.03

Net increase from investment operations	0.19	0.04

Dividends from net investment income	(0.28)	(0.02)

Net asset value, end of period	$ 11.31	$ 11.40

Total Investment Return[3]

Based on net asset value	1.65%[4]	0.27%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	0.82%[6]	0.64%[6]

Total expenses	0.89%[6]	0.72%[6]

Net investment income	5.00%[6]	4.43%[6]

Supplemental Data

Net assets, end of period (000)	$ 132,074	$ 147,533

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

15

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B

		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.38

Net investment income[2]	0.24	0.01
Net realized and unrealized gain (loss)	(0.09)	0.02

Net increase from investment operations	0.15	0.03

Dividends from net investment income	(0.24)	(0.01)

Net asset value, end of period	$ 11.31	$ 11.40

Total Investment Return[3]

Based on net asset value	1.26%[4]	0.26%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	1.58%[6]	1.43%[6]

Total expenses	1.65%[6]	1.51%[6]

Net investment income	4.24%[6]	3.64%[6]

Supplemental Data

Net assets, end of period (000)	$ 166,761	$ 193,973

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

16 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor B1

		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007

Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.38

Net investment income[2]	0.26	0.01
Net realized and unrealized gain (loss)	(0.11)	0.03

Net increase from investment operations	0.15	0.04

Dividends from net investment income	(0.25)	(0.01)

Net asset value, end of period	$ 11.31	$ 11.41

Total Investment Return[3]

Based on net asset value	1.31%[4]	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	1.32%[6]	1.12%[6]

Total expenses	1.38%[6]	1.20%[6]

Net investment income	4.49%[6]	3.96%[6]

Supplemental Data

Net assets, end of period (000)	$ 34,355	$ 42,961

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

17

Financial Highlights (continued)					BlackRock Total Return Fund

			Investor B2
	Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007[1]	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.85	$ 11.68

Net investment income	0.27[2]	0.49[2]	0.38[2]	0.33[2]	0.28[2]	0.33
Net realized and unrealized gain (loss)	(0.09)	(0.12)	(0.09)	(0.09)	—	0.33

Net increase from investment operations	0.18	0.37	0.29	0.24	0.28	0.66

Dividends and distributions from:
Net investment income	(0.27)	(0.46)	(0.37)	(0.32)	(0.27)	(0.42)
Net realized gain	—	—	(0.06)	—	(0.15)	(.07)

Total dividends and distributions	(0.27)	(0.46)	(0.43)	(0.32)	(0.42)	(0.49)

Net asset value, end of period	$ 11.31	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.85

Total Investment Return[3]

Based on net asset value	1.53%[4]	3.59%	2.50%	2.02%	2.38%	5.68%

Ratios to Average Net Assets

Total expenses after waiver, excluding interest expense	1.04%[5,6]	0.88%[6]	1.62%	1.56%	1.63%	1.65%

Total expenses after waiver	1.04%[5,6]	1.03%[6]	1.62%	1.56%	1.63%	1.65%

Total expenses	1.10%[5,6]	1.28%[6]	3.30%	1.84%	1.97%	2.00%

Net investment income	4.72%[5,6]	4.73%[6]	3.29%	2.84%	2.46%	2.36%

Supplemental Data

Net assets, end of period (000)	$ 796	$ 1,027	$ 226	$ 137	$ 103	$ 80

Portfolio turnover of the Fund	—	238%[7]	192%	358%	412%	1,021%[8]

Portfolio turnover of the Master Portfolio	94%	153%[9]	—	—	—	—

[1]	On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund's share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.

[8]	Includes dollar roll transactions; excluding these transactions the portfolio turnover rate would have been 319%.

[9]	Represents the portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor B Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share information listed have been restated to reflect the conversion ratio of 1.132883.

See Notes to Financial Statements.

18 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights (continued)					BlackRock Total Return Fund

			Investor C
	Six Months Ended
	March 31, 2008		Year Ended September 30,
	(Unaudited)	2007[1]	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.86	$ 11.69

Net investment income	0.24[2]	0.16[2]	0.38[2]	0.32[2]	0.31[2]	0.33
Net realized and unrealized gain (loss)	(0.09)	0.16	(0.09)	(0.08)	(0.03)	0.33

Net increase from investment operations	0.15	0.32	0.29	0.24	0.28	0.66

Dividends and distributions from:
Net investment income	(0.24)	(0.41)	(0.37)	(0.32)	(0.27)	(0.42)
Net realized gain	—	—	(0.06)	—	(0.16)	(0.07)

Total dividends and distributions	(0.24)	(0.41)	(0.43)	(0.32)	(0.43)	(0.49)

Net asset value, end of period	$ 11.31	$ 11.40	$ 11.49	$ 11.63	$ 11.71	$ 11.86

Total Investment Return[3]

Based on net asset value	1.28%[4]	3.12%	2.50%	2.02%	2.28%	5.68%

Ratios to Average Net Assets

Total expenses after waiver, excluding interest expense	1.51%[5,6]	1.46%[6]	1.62%	1.55%	1.63%	1.65%

Total expenses after waiver	1.51%[5,6]	1.53%[6]	1.62%	1.56%	1.63%	1.65%

Total expenses	1.92%[5,6]	2.08%[6]	10.03%	1.84%	1.97%	2.00%

Net investment income	4.25%[5,6]	3.85%[6]	3.27%	2.78%	2.46%	2.37%

Supplemental Data

Net assets, end of period (000)	$ 164,357	$ 137,586	$ 102	$ 53	—[7]	—[7]

Portfolio turnover of the Fund	—	238%[8]	192%	358%	412%	1,021%[9]

Portfolio turnover of the Master Portfolio	94%	153%[10]	—	—	—	—

[1]	On September 24, 2007, the Fund converted from a stand-alone investment company to a “feeder” fund that seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, which has the same investment objective as the Fund. All investments will be made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[7]	Amount is less than $1,000.

[8]	Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.

[9]	Includes dollar roll transactions; excluding these transactions the portfolio turnover rate would have been 319%.

[10]	Represents the portfolio turnover for the year.

The performance prior to September 24, 2007 set forth in this table is the financial data of Investor C Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share infor- mation listed have been restated to reflect the conversion ratio of 1.133781.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

19

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C1
		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007
Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.38

Net investment income[2]	0.25	0.01
Net realized and unrealized gain (loss)	(0.11)	0.03

Net increase from investment operations	0.14	0.04

Dividends from net investment income	(0.24)	(0.01)

Net asset value, end of period	$ 11.31	$ 11.41

Total Investment Return[3]

Based on net asset value	1.22%[4]	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	1.48%[6]	1.37%[6]

Total expenses	1.55%[6]	1.45%[6]

Net investment income	4.34%[6]	3.70%[6]

Supplemental Data

Net assets, end of period (000)	$ 361,455	$ 393,738

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

20 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Financial Highlights (continued)	BlackRock Total Return Fund

	Investor C2
		Period
	Six Months	September 24,
	Ended	2007[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007
Per Share Operating Performance

Net asset value, beginning of period	$ 11.40	$ 11.37

Net investment income[2]	0.26	0.01
Net realized and unrealized gain (loss)	(0.11)	0.03

Net increase from investment operations	0.15	0.04

Dividends from net investment income	(0.25)	(0.01)

Net asset value, end of period	$ 11.30	$ 11.40

Total Investment Return[3]

Based on net asset value	1.29%[4]	0.35%[4]

Ratios to Average Net Assets[5]

Total expenses after waiver	1.36%[6]	1.21%[6]

Total expenses	1.42%[6]	1.29%[6]

Net investment income	4.46%[6]	3.87%[6]

Supplemental Data

Net assets, end of period (000)	$ 17,893	$ 20,654

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[6]	Annualized.

[7]	Represents the portfolio turnover for the year.

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

21

Financial Highlights (concluded)	BlackRock Total Return Fund

Class R
Period
	Six Months	October 2,
	Ended	2006[1] to
	March 31, 2008	September 30,
	(Unaudited)	2007
Per Share Operating Performance

Net asset value, beginning of period	$ 11.41	$ 11.50

Net investment income[2]	0.27	0.11
Net realized and unrealized gain (loss)	(0.10)	0.26

Net increase from investment operations	0.17	0.37

Dividends from net investment income	(0.26)	(0.46)

Net asset value, end of period	$ 11.32	$ 11.41

Total Investment Return

Based on net asset value	1.48%[3]	3.48%[3]

Ratios to Average Net Assets[4]

Total expenses after waiver, excluding interest expense	1.15%[5]	1.06%[5]

Total expenses after waiver	1.15%[5]	1.10%[5]

Total expenses	1.33%[5]	1.37%[5]

Net investment income	4.66%[5]	4.01%[5]

Supplemental Data

Net assets, end of period (000)	$ 66,395	$ 62,836

Portfolio turnover of the Fund	—	238%[6]

Portfolio turnover of the Master Portfolio	94%	153%[7]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Aggregate total investment return.

[4]	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.

[5]	Annualized.

[6]	Represents the portfolio turnover for the year.

[7]	Represents the portfolio turnover for the period October 1, 2006 to September 24, 2007.

The performance prior to September 24, 2007 set forth in this table is the financial data of Class R Shares of the BlackRock Total Return Portfolio. BlackRock Total Return Fund acquired all of the assets and certain stated liabilities of the BlackRock Total Return Portfolio on September 24, 2007. The net asset values and other per share infor- mation listed have been restated to reflect the conservation ratio of 1.133286.

See Notes to Financial Statements.

22 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (Unaudited) BlackRock Total Return Fund

1. Significant Accounting Policies:

BlackRock Total Return Fund (the “Fund”) is a series of BlackRock Bond
Fund, Inc. (the “Bond Fund”) and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total
Return Portfolio (the “Master Portfolio”), of Master Bond LLC (the “Master
LLC”), which has the same investment objective and strategies as the
Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master
Portfolio. The performance of the Fund is directly affected by the per-
formance of the Master Portfolio. The financial statements of the Master
Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of
America, which may require the use of management accruals and esti-
mates. Actual results may differ from these estimates. The percentage of the Master Portfolio owned by the Fund at March 31, 2008 was 78.9% .
The Fund offers multiple classes of shares. Institutional and Service
Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor A1 Shares are sold with a front-end sales charge. Investor B, Investor B1, Investor B2, Investor C, Investor C1
and Investor C2 Shares are subject to a contingent deferred sales charge and also bear certain expenses related to the distribution of such shares. In addition, Investor A1, Investor B, Investor B1, Investor B2,
Investor C1 and Investor C2 Shares are sold only to certain eligible investors. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor
A, Investor A1, Investor B, Investor B1, Investor B2, Investor C, Investor
C1, Investor C2 and Class R Shares bear certain expenses related to the shareholder servicing of such shares and Investor B, Investor B1, Investor
B2, Investor C, Investor C1, Investor C2 and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its share-
holder servicing and distribution expenditures (except that Investor B,
Investor B1 and Investor B2 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans as applicable).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of investments: The Fund records its investments in the Master
Portfolio at fair value. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial
Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: Investment trans-
actions in the Master Portfolio are accounted for on a trade date basis.
The Fund records daily its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends from net invest-
ment income are declared daily and paid monthly. Distributions of capi-
tal gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment compa-
nies and to distribute substantially all of its taxable income to its share-
holders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement No.
109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, includ-
ing investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the applica-
tion of FIN 48 to the Fund, and has determined that the adoption of FIN
48 did not have a material impact on the Fund’s financial statements.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Fund’s U.S. federal tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after
November 15, 2007. FAS 157 defines fair value, establishes a frame-
work for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclo-
sures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007 provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

23

Notes to Financial Statements (continued) BlackRock Total Return Fund required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial state-
ment disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

2. Investment Advisor Agreement and Other Transactions
with Affiliates:

The Bond Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Advisor”), an indirect, wholly owned sub-
sidiary of BlackRock, Inc., to provide administrative services (other than investment advice and related portfolio activities). The Bond Fund has also entered into separate Distribution Agreements and Distribution
Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock Distributors,
Inc. and its affiliates (“BDI”) (collectively, the “Distributor”). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. (“Merrill Lynch”)
and The PNC Financial Services Group, Inc. (“PNC”), are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of each of the Bond
Fund’s portfolios, including the Fund, and provides the necessary per-
sonnel, facilities and equipment to provide such services to the Bond
Fund. The Advisor also performs certain administrative services neces-
sary for the operation of the Bond Fund. For such services the Advisor receives, at the end of each month, a fee with respect to the Fund at the annual rates set forth below which are based upon the aggregate aver-
age daily value of the Bond Fund’s net assets at the following annual rates: 0.50% of the Bond Fund’s average daily net assets not exceeding
$250 million; 0.45% of the average daily net assets in excess of $250 million but not exceeding $500 million; 0.40% of average daily net assets in excess of $500 million but not exceeding $750 million; and

0.35% of average daily net assets in excess of $750 million. For the six months ended March 31, 2008, the aggregate average daily net assets of the Bond Fund, including the Fund and the Bond Fund’s other series,
BlackRock High Income Fund, was approximately $4,361,825,000. The
Advisor has contractually agreed to waive the Fund’s investment advisory fee in the amount of the Fund’s share of the investment advisory fee paid by the Master Portfolio. For the six months ended March 31, 2008, the
Advisor earned fees of $5,574,651 of which $978,767 were waived.
For the six months ended March 31, 2008, the Advisor contractually agreed to waive and/or reimburse fees and/or expenses in order to limit expenses (excluding interest expense and certain other fund expenses)
as a percentage of average daily net assets allocated to each class of the Fund as follows: 0.40% (for BlackRock Shares), 0.55% (for
Institutional Shares), 0.85% (for Service Shares), 0.90% (for Investor A
Shares), 1.65% (for Investor B2 Shares), 1.65% (for Investor C Shares)
and 1.10% (for Class R Shares) until February 1, 2009. In addition to the contractual waivers described above, the Advisor has voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses (excluding interest expense and certain other Fund expenses)
as a percentage of average daily net assets allocated to each class of the Fund as follows: 1.53% (for Investor B2 Shares) 1.45% (for Investor
C Shares), 0.76% (for Service Shares) and 1.08% (for Class R Shares).
As a result, the Advisor waived its fees in the amount of $383,839.
The Advisor has agreed not to reduce or discontinue this voluntary waiver or reimbursement until September 30, 2008, unless approved by the Board of Directors of the Fund, including a majority of the non-
interested Directors.

In addition, the Advisor has entered into a sub-advisory agreement with
BlackRock Financial Management, Inc. (“BFM”), an affiliate of the
Advisor, under which the Advisor pays BFM a fee that is a percentage of the investment advisory fee paid by the Fund to the Advisor. There is no increase in the aggregate fees paid by the Bond Fund for these services.

Pursuant to the Distribution Plans adopted by the Bond Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the
Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Service	0.25%	—
Investor A	0.25%	—
Investor A1	0.10%	—
Investor B	0.25%	0.50%
Investor B1	0.25%	0.25%
Investor B2	0.25%	0.75%
Investor C	0.25%	0.75%
Investor C1	0.25%	0.55%
Investor C2	0.25%	0.25%
Class R	0.25%	0.25%

24 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (continued) BlackRock Total Return Fund

Pursuant to sub-agreements with each Distributor, broker-dealers, includ-
ing Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a
wholly owned subsidiary of Merrill Lynch, and each Distributor provide distribution services to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Service, Investor A, Investor A1, Investor B,
Investor B1, Investor B2, Investor C, Investor C1, Investor C2 and Class R
shareholders. The ongoing distribution fee compensates the Distributor and the broker-dealers for providing distribution-related services to
Investor B, Investor B1, Investor B2, Investor C, Investor C1, Investor C2
and Class R shareholders. For the six months ended March 31, 2008 the Fund did not accrue Investor B2 distribution fees because of regulatory limits.

For the six months ended March 31, 2008, the Distributor earned underwriting discounts and direct commissions and its affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $428,458.

For the six months ended March 31, 2008, affiliates received contingent deferred sales charges of $60,972, $1,140, $540, $42,043, $7,150 and $81 relating to transactions in Investor B, Investor B1, Investor B2,
Investor C, Investor C1 and Investor C2 Shares, respectively. Further-
more, affiliates received contingent deferred sales charges of $741 relating to transactions subject to front-end sales charge waivers on
Investor A Shares.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended March 31, 2008, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

Call Center
Fees

BlackRock	$1,142
Institutional	$5,874
Service	$ 65
Investor A	$3,897
Investor A1	$ 739
Investor B	$1,489
Investor B1	$ 284
Investor B2	$ 44
Investor C	$ 888
Investor C1	$2,281
Investor C2	$ 125
Class R	$ 271

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes.
Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including share-
holder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the
Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Bond Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:
Transactions in common stock for each class were as follows:
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007

	Shares	Amount	Shares	Amount

BlackRock

Shares sold	3,159,551	$ 36,284,463	20,100,906	$203,203,853
Conversion of shares from Institutional shares	—	—	638,927	6,376,491
Shares issued resulting from reorganization	—	—	88	1,002
Shares issued to shareholders in reinvestment of dividends	999,676	11,478,951	1,928,160	19,398,684

Total issued	4,159,227	47,763,414	22,668,081	228,980,030
Shares redeemed	(3,654,934)	(41,760,073)	(15,836,259)	(101,695,357)

Net increase	504,293	$ 6,003,341	6,831,822	$127,284,673

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

25

Notes to Financial Statements (continued)			BlackRock Total Return Fund

3. Capital Share Transactions (continued):
Six Months Ended
March 31, 2008

	Shares	Amount

Institutional

Shares sold	7,461,136	$ 85,674,305
Shares issued to shareholders in reinvestment of dividends	1,257,045	14,424,933

Total issued	8,718,181	100,099,238
Shares redeemed	(11,649,407)	(133,734,724)

Net decrease	(2,931,226)	$ (33,635,486)

	Period		Period
	October 1, 2006 to		September 24, 2007* to
	September 24, 2007**		September 30, 2007
	Shares	Amount	Shares	Amount
Institutional (concluded)

Shares sold	367,104	$ 3,781,383	406,037	$ 4,627,109
Shares issued resulting from reorganization	—	—	75,665,114	860,809,633
Shares issued to shareholders in reinvestment of dividends	43,930	492,566	11,768	134,157

Total issued	411,034	4,273,949	76,082,919	865,570,899

Conversion of shares from BlackRock shares	(638,927)	(6,376,491)	—	—
Shares redeemed	(208,614)	(1,335,499)	(2,619,004)	(29,852,242)

Total redeemed	(847,541)	(7,711,990)	(2,619,004)	(29,852,242)

Net increase (decrease)	(436,507)	$ (3,438,041)	73,463,915	$835,718,657

* Commencement of operations.
** On September 24, 2007 Institutional Shares were converted to BlackRock Shares.
	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Service

Shares sold	18,937	$ 213,818	2,020	$ 20,698
Conversion of shares from Investor A shares	—	—	155,022	1,557,971
Shares issued resulting from reorganization	—	—	88	1,001
Shares issued to shareholders in reinvestment of dividends	3,224	37,023	58	660

Total issued	22,161	250,841	157,188	1,580,330
Shares redeemed	(19,231)	(220,131)	(2,151)	(22,031)

Net increase	2,930	$ 30,710	155,037	$ 1,558,299

26 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (continued)			BlackRock Total Return Fund

3. Capital Share Transactions (continued):
			Period
	Six Months Ended		September 24, 2007* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor A

Shares sold	11,403,256	$ 130,902,132	503,711	$ 5,753,905
Shares issued resulting from reorganization	—	—	60,328,117	686,711,582
Shares issued to shareholders in reinvestment of dividends	1,354,901	15,558,729	2,883	32,985

Total issued	12,758,157	146,460,861	60,834,711	692,498,382
Shares redeemed	(9,684,710)	(110,805,061)	(351,478)	(4,004,320)

Net increase	3,073,447	$ 35,655,800	60,483,233	$688,494,062

* Commencement of operations.
Period October 1, 2006
to September 24, 2007*
	Shares	Amount

Investor A (concluded)

Shares sold	164,938	$ 1,666,370
Shares issued to shareholders in reinvestment of dividends	4,406	44,284

Total issued	169,344	1,710,654

Conversion of shares to Service Shares	(155,022)	(1,557,971)
Shares redeemed	(43,698)	(233,019)

Total redeemed	(198,720)	(1,790,990)

Net decrease	(29,376)	$ (80,336)

* On September 24, 2007, Investor A Shares were converted to Service Shares.
			Period
	Six Months Ended		September 24, 2007* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount

Investor A1

Shares sold	1,707,021	$ 19,599,008	113,381	$ 1,291,687
Shares issued resulting from reorganization	—	—	12,970,692	147,553,481
Shares issued to shareholders in reinvestment of dividends	276,013	3,167,357	638	7,280

Total issued	1,983,034	22,766,365	13,084,711	148,852,448
Shares redeemed	(3,242,105)	(37,116,407)	(146,033)	(1,663,265)

Net increase (decrease)	(1,259,071)	$ (14,350,042)	12,938,678	$147,189,183

Investor B

Shares sold	1,026,261	$ 11,775,475	93,680	$ 1,067,348
Shares issued resulting from reorganization	—	—	17,057,414	194,056,260
Shares issued to shareholders in reinvestment of dividends	260,441	2,988,637	1,733	19,756

Total issued	1,286,702	14,764,112	17,152,827	195,143,364
Shares redeemed	(3,551,212)	(40,679,831)	(142,542)	(1,624,147)

Net increase (decrease)	(2,264,510)	$ (25,915,719)	17,010,285	$193,519,217

* Commencement of operations.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

27

Notes to Financial Statements (continued)			BlackRock Total Return Fund

3. Capital Share Transactions (continued):
			Period
	Six Months Ended		September 24, 2007* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor B1

Shares sold	248,184	$ 2,846,412	23,753	$ 270,785
Shares issued resulting from reorganization	—	—	3,825,998	43,538,462
Shares issued to shareholders in reinvestment of dividends	63,610	730,199	301	3,430

Total issued	311,794	3,576,611	3,850,052	43,812,677
Shares redeemed	(1,041,236)	(11,963,560)	(83,621)	(953,527)

Net increase (decrease)	(729,442)	$ (8,386,949)	3,766,431	$ 42,859,150

* Commencement of operations.

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007*
	Shares	Amount	Shares	Amount
Investor B2

Shares sold	—	—	95,533	$ 963,204
Shares issued resulting from reorganization	—	—	88	1,002
Shares issued to shareholders in reinvestment of dividends	1,345	15,445	2,163	21,771

Total issued	1,345	15,445	97,784	985,977
Shares redeemed	(21,099)	(241,849)	(30,034)	(181,070)

Net increase (decrease)	(19,754)	$ (226,404)	67,750	$ 804,907

* On September 24, 2007 Investor B Shares were converted to Investor B2 Shares.

	Six Months Ended		Year Ended
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor C

Shares sold	4,621,376	$ 52,992,789	689,112	$ 7,259,283
Shares issued resulting from reorganization	—	—	11,486,320	130,627,924
Shares issued to shareholders in reinvestment of dividends	253,495	2,908,677	5,921	59,704

Total issued	4,784,871	55,901,466	12,181,353	137,946,911
Shares redeemed	(2,411,188)	(27,677,453)	(121,546)	(768,658)

Net increase	2,463,683	$ 28,224,013	12,059,807	$137,178,253

			Period
	Six Months Ended		September 24, 2007* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor C1

Shares sold	583,525	$ 6,693,416	141,453	$ 1,613,113
Shares issued resulting from reorganization	—	—	34,599,791	393,742,613
Shares issued to shareholders in reinvestment of dividends	607,491	6,974,164	1,964	22,407

Total issued	1,191,016	13,667,580	34,743,208	395,378,133
Shares redeemed	(3,757,447)	(43,086,853)	(224,595)	(2,559,812)

Net increase (decrease)	(2,566,431)	$ (29,419,273)	34,518,613	$392,818,321

* Commencement of operations.

28 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (concluded)			BlackRock Total Return Fund

3. Capital Share Transactions (concluded):
			Period
	Six Months Ended		September 24, 2007* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Investor C2

Shares sold	113,022	$ 1,294,112	8,943	$ 101,881
Shares issued resulting from reorganization	—	—	1,837,573	20,895,323
Shares issued to shareholders in reinvestment of dividends	28,232	323,875	77	873

Total issued	141,254	1,617,987	1,846,593	20,998,077
Shares redeemed	(370,384)	(4,244,977)	(34,502)	(392,995)

Net increase (decrease)	(229,130)	$ (2,626,990)	1,812,091	$ 20,605,082

* Commencement of operations.
	Six Months Ended		Period October 2, 2006* to
	March 31, 2008		September 30, 2007
	Shares	Amount	Shares	Amount
Class R

Shares sold	1,605,253	$ 18,415,977	233,764	$ 2,586,461
Shares issued resulting from reorganization	—	—	5,316,505	60,524,355
Shares issued to shareholders in reinvestment of dividends	129,319	1,485,179	316	3,474

Total issued	1,734,572	19,901,156	5,550,585	63,114,290
Shares redeemed	(1,374,923)	(15,755,772)	(43,871)	(421,182)

Net increase	359,649	$ 4,145,384	5,506,714	$ 62,693,108

* Commencement of operations.

4. Capital Loss Carryforward:

As of September 30, 2007, the Fund had a capital loss carryforward of $45,266,553, of which $392,843 expires in 2008, $12,816,607 expires in 2009, $71,451 expires in 2013, $8,099,993 expires in 2014 and $23,885,659 expires in 2015. This amount will be available to offset future realized capital gains.

Portfolio Information (Unaudited)			Master Total Return Portfolio

As of March 31, 2008

	Percent of		Percent of
	Long-Term		Long-Term
Asset Mix	Investments	Credit Rating*	Investments

U.S. Government Agency Mortgage-Backed Securities	47%	AAA/Aaa	84%
Non-U.S. Government Agency Mortgage-Backed Securities	22	AA/Aa	6
Corporate Bonds	12	A/A	3
Asset-Backed Securities	10	BBB/Baa	3
U.S. Government & Agency Obligations	4	BB/Ba	—
U.S. Government Agency Mortgage-Backed Obligations —		NR (Not Rated)	3
Collateralized Mortgage Obligations	3	Other**	1

Preferred Securities	1	* Using the higher of Standard & Poor’s or Moody’s Investors Service.
Foreign Government Obligations	1	** Includes portfolio holdings in preferred stocks.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

29

Schedule of Investments March 31, 2008 (Unaudited) Master Total Return Portfolio

(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

ACE Securities Corp. (a):
Series 2003-OP1 Class A2,
2.959%, 12/25/33	USD	581	$ 557,065
Series 2005-ASP1 Class M1,
3.279%, 9/25/35		11,203	6,689,535
Series 2005-HE6 Class A2B,
2.799%, 10/25/35 (b)		5,198	5,167,544

Aegis Asset Backed Securities Trust Series
2006-1 Class A1, 2.679%, 1/25/37 (a)		372	355,216

American Express Credit Account Master Trust
Series 2005-3 Class A, 2.818%, 1/18/11 (a)		2,675	2,674,923

Ameriquest Mortgage Securities, Inc. Series
2003-7 Class M1, 3.449%, 8/25/33 (a)		11,525	9,115,408

Banc of America Securities Auto Trust Series
2006-G1 Class A4, 5.17%, 12/20/10		29,100	29,642,244

Bank One Issuance Trust (a):
Series 2002-A6 Class A, 3.008%, 6/15/12		32,000	31,654,298
Series 2003-A3 Class A3,
2.928%, 12/15/10		2,375	2,374,984

Bear Stearns Asset Backed Securities Trust (a):
Series 2005-4 Class A, 2.929%, 1/25/36		4,275	3,956,457
Series 2005-HE10 Class A2,
2.889%, 11/25/35		16,880	16,183,481
Series 2005-SD1 Class 1A2,
3.43%, 7/25/27		11,407	10,929,332
Series 2006-HE8 Class 1A1,
2.669%, 10/25/36		10,627	10,399,454
Series 2006-HE10 Class 21A1,
2.669%, 12/25/36		13,017	12,390,629

Capital Auto Receivables Asset Trust:
Series 2004-2 Class D, 5.82%, 5/15/12 (c)		4,850	4,865,270
Series 2005-1 Class A4, 4.05%, 7/15/09		167	167,204
Series 2006-SN1A Class A2A,
5.40%, 1/20/09 (c)		109	109,113

Carrington Mortgage Loan Trust, Series 2006 (a):
FRE1 Class A1, 2.664%, 7/25/36		300	298,473
NC5 Class A1, 2.649%, 1/25/37		14,278	13,394,561

Chase Issuance Trust:
Series 2005-A5 Class A5,
2.838%, 2/15/12 (a)		3,600	3,562,062
Series 2006-A3 Class A3,
2.808%, 7/15/11 (a)		2,375	2,351,456
Series 2007-A17 Class A, 5.12%, 10/15/14		25,300	26,156,921

Chase Manhattan Auto Owner Trust Series
2005-B Class A4, 4.88%, 6/15/12		4,025	4,064,439

Citibank Credit Card Issuance Trust:
Series 2003-A6 Class A6, 2.90%, 5/17/10		1,805	1,805,093
Series 2006-A2 Class A2, 4.85%, 2/10/11		2,550	2,584,888

Citibank Omni Master Trust Series 2007-A9A
Class A9, 3.699%, 12/23/13 (a)		32,890	32,612,491

		Par
Asset-Backed Securities		(000)	Value

Countrywide Asset Backed Certificates (a):
Series 2003-2 Class M1,
3.306%, 6/26/33	USD	2,153	$ 1,356,589
Series 2003-BC3 Class A2,
3.219%, 9/25/33		909	843,651
Series 2004-5 Class A, 3.049%, 10/25/34		1,947	1,795,508
Series 2004-5 Class M2, 3.269%, 7/25/34		8,750	7,727,256
Series 2004-13 Class AF4,
4.583%, 1/25/33		10,300	10,306,908
Series 2004-13 Class AV4,
2.889%, 6/25/35		55	46,046
Series 2004-13 Class MF1,
5.071%, 12/25/34		10,257	8,753,064
Series 2006-8 Class 2A1,
2.629%, 1/25/46		788	764,895
Series 2006-21 Class 2A1,
2.649%, 5/25/37		16,174	15,325,333
Series 2006-25 Class 2A1,
2.669%, 6/25/37		21,686	20,570,708
Series 2006-26 Class 2A1,
2.679%, 6/25/37		11,343	10,733,853

Daimler Chrysler Auto Trust Series 2006-D
Class A3, 4.98%, 2/08/11		25,800	26,110,838

Equifirst Mortgage Loan Trust Series 2004-2
Class M1, 3.15%, 7/25/34 (a)		15,086	12,068,800

First Franklin Mortgage Loan Asset Backed
Certificates Series 2005-FF10 Class A6,
2.949%, 11/25/35 (a)		13,449	12,833,093

Ford Credit Auto Owner Trust:
Series 2005-A Class A4,
3.72%, 10/15/09 (c)		14,189	14,206,502
Series 2006-B Class A4,
5.25%, 9/15/11		18,700	19,160,057

Fremont Home Loan Trust Series 2005-E
Class 2A2, 2.769%, 1/25/36 (a)		3,126	3,094,477

HSI Asset Securitization Corp. Trust
Series 2006-HE1 Class 2A1,
2.649%, 10/25/36 (a)		16,922	16,181,911

Harley-Davidson Motorcycle Trust Series
2006-2 Class A2, 5.35%, 3/15/13		10,500	10,705,280

Home Equity Asset Trust (a):
Series 2005-1 Class A2,
2.879%, 5/25/35		898	531,886
Series 2005-3 Class 1A2,
2.849%, 8/25/35		464	311,018

Honda Auto Receivables Owner Trust Series
2006-3 Class A3, 5.12%, 10/15/10		26,390	26,705,558

IXIS Real Estate Capital Trust Series
2007-HE1 Class A1, 2.659%, 5/25/37 (a)		21,035	19,690,621

Irwin Home Equity Corp. Series 2005-C
Class 1A1, 2.859%, 4/25/30 (a)		2,808	2,527,527

JPMorgan Mortgage Acquisition Corp.
Series 2006-HE3 Class A2,
2.669%, 11/25/36 (a)		9,832	9,537,112

Lehman XS Trust Series 2005-5N Class 3A2,
2.959%, 11/25/35 (a)		12,946	8,393,078

See Notes to Financial Statements.

30 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value

Long Beach Mortgage Loan Trust
Series 2006-11 Class 2A1,
2.659%, 12/25/36 (a)	USD	15,829	$ 14,935,803

MBNA Credit Card Master Note Trust:
Series 1998-E Class A,
4.403%, 9/15/10 (a)		2,725	2,726,868
Series 2003-A6 Class A6,
2.75%, 10/15/10		1,500	1,499,861
Series 2003-A7 Class A7,
2.65%, 11/15/10		3,250	3,247,653
Series 2006-A4 Class A4,
2.808%, 9/15/11 (a)		3,650	3,616,568

Morgan Stanley ABS Capital I (a):
Series 2005-HE1 Class A2MZ,
2.899%, 12/25/34		820	691,007
Series 2005-NC2 Class A2MZ,
2.849%, 3/25/35		45	42,461
Series 2006-HE2 Class A2A,
2.669%, 3/25/36		130	123,515
Series 2007-NC1 Class A2A,
2.649%, 11/25/36		14,233	13,752,741

Nationstar Home Equity Loan Trust Series
2006-B Class AV1, 2.669%, 9/25/36 (a)		4,650	4,588,714

New Century Home Equity Loan Trust Series
2005-2 Class A2MZ, 2.859%, 6/25/35 (a)		2,731	2,530,667

Novastar Home Equity Loan Series 2006-2
Class A2A, 2.649%, 6/25/36 (a)		49	48,500

Option One Mortgage Loan Trust Series 2003-4
Class A2, 2.919%, 7/25/33 (a)		2,898	2,430,886

Park Place Securities, Inc., Series 2005-WCH1 (a):
Class A1B, 2.899%, 1/25/35		786	706,032
Class A3D, 2.939%, 1/25/35		695	615,184

Popular ABS Mortgage Pass-Through Trust Series
2005-1 Class M2, 5.507%, 5/25/35		4,020	2,010,000

RAAC Series 2005-SP2 Class 2A,
2.899%, 6/25/44 (a)		13,356	10,016,957

Residential Asset Mortgage Products, Inc. (a):
Series 2005-RS3 Class AI2,
2.769%, 3/25/35		3,536	3,137,189
Series 2006-RS4 Class A1,
2.679%, 7/25/36		933	917,710

Residential Asset Securities Corp. Series
2003-KS5 Class AIIB, 3.179%, 7/25/33 (a)		1,703	1,613,992

SLM Student Loan Trust Series 2005-6
Class A5B, 3.341%, 7/27/26 (a)		2,800	2,781,975

Small Business Administration:
Series 2002-P10 Class 1, 5.199%, 8/10/12		253	257,104
Series 2004-P10 Class 1, 4.504%, 2/10/14		951	930,413

Soundview Home Equity Loan Trust (a):
Series 2005-OPT3 Class A4,
2.899%, 11/25/35		24,900	23,118,094
Series 2007-OPT1 Class 2A1,
2.679%, 6/25/37		2,893	2,759,862

		Par
Asset-Backed Securities		(000)	Value

Structured Asset Receivables Corp. Series
2003-2, 4.359%, 1/21/09	USD	479	$ 471,701

Structured Asset Securities Corp.:
Series 2003-Al2 Class A,
3.357%, 1/25/31 (c)		552	468,884
Series 2004-23XS Class 2A1,
2.899%, 1/25/35 (a)		3,911	3,865,355
Series 2006-BC6 Class A2,
2.679%, 1/25/37 (a)		17,874	16,980,461
Series 2007-BC1 Class A2,
2.649%, 2/25/37 (a)		2,305	2,186,317

USAA Auto Owner Trust:
Series 2006-4 Class A3, 5.01%, 6/15/11		23,200	23,505,328
Series 2006-4 Class A4, 4.98%, 10/15/12		21,651	22,178,812

Total Asset-Backed Securities
(Cost — $695,006,130) — 17.6%			663,100,724

U.S. Government & Agency Obligations

Fannie Mae, 4%, 1/26/09 (d)		3,445	3,492,431
Resolution Funding Corp. (e):
6.30%, 7/15/18		100	65,493
6.29%, 10/15/18		100	64,516
U.S. Treasury Inflation Indexed Bonds:
3.875%, 1/15/09		9,353	9,691,287
1.625%, 1/15/15		39,127	41,501,657
U.S. Treasury Notes:
2.75%, 2/28/13		41,735	42,308,856
3.50%, 2/15/18		128,745	129,489,275
4.375%, 2/15/38		24,525	24,816,234

Total U.S. Government & Agency Obligations
(Cost — $252,241,801) — 6.7%			251,429,749

U.S. Government Agency
Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.00%, 5/01/19 — 5/01/20		2,444	2,392,783
4.50%, 4/15/23 — 8/01/37 (f)		99,247	98,562,906
4.564%, 1/01/35 (a)		1,700	1,744,856
5.00%, 9/01/17 — 4/15/38 (d)(f)		220,443	218,585,708
5.467%, 12/01/36 (a)		16,022	16,277,116
5.50%, 7/01/14 — 4/15/38 (d)(f)		872,784	881,517,264
6.00%, 1/01/21 — 4/15/38 (f)		303,329	311,233,156
6.28%, 8/01/11 (a)		1,800	1,909,163
6.50%, 3/01/16 — 5/15/38 (f)		455,051	471,174,612
7.00%, 3/01/31 — 9/01/36		283	298,889
Freddie Mac Mortgage Participation Certificates:
4.00%, 5/01/10 — 5/01/19		534	535,662
4.50%, 4/15/23 — 8/01/37 (f)		1,700	1,689,375
5.00%, 12/01/18 — 4/15/38 (f)		77,525	76,868,637
5.50%, 8/01/17 — 4/15/38 (d)(f)		107,442	108,931,998
5.679%, 1/01/37 (a)		2,350	2,386,812
6.00%, 5/01/13 — 4/15/38 (f)		63,147	64,755,684
6.50%, 6/01/31 — 12/01/34		1,028	1,072,188
7.00%, 2/01/31 — 4/01/32		2,680	2,846,010

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

31

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Ginnie Mae MBS Certificates:
4.75%, 5/20/34	USD	2,671	$ 2,677,161
5.00%, 4/15/38 — 5/15/38 (f)		113,100	112,949,702
5.50%, 11/15/33 — 5/15/38 (d)(f)		348,729	355,379,718
6.00%, 11/15/28 — 4/15/38 (d)(f)		302,278	311,797,358
6.50%, 4/15/31 — 4/15/38 (f)		179,806	186,851,025
7.00%, 6/15/31 — 9/15/31		157	168,099
7.50%, 4/15/31 — 3/15/32		475	511,385

Total U.S. Government Agency Mortgage-Backed
Securities (Cost — $3,208,430,410) — 86.0%			3,233,117,267

U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage Obligations

Fannie Mae Trust:
Series 360 Class 2, 5%, 8/01/35 (g)		35,117	7,629,794
Series 363 Class 2, 5.50%, 11/01/35 (g)		2,561	555,994
Series 367 Class 2, 5.50%, 1/25/36 (g)		2,910	631,618
Series 378 Class 4, 5%, 7/01/36 (g)		34,264	7,525,777
Series 378 Class 5, 5%, 7/01/36 (g)		8,002	1,745,112
Series 1999-7 Class AB, 6%, 3/25/29		603	621,768
Series 2002-73 Class AN, 5%, 11/25/17		1,800	1,861,599
Series 2003-35 Class TE, 5%, 5/25/18		1,680	1,738,059
Series 2003-41 Class XU, 4%, 7/25/15		20,000	20,071,402
Series 2004-29 Class HC, 7.50%, 7/25/30		1,141	1,228,091
Series 2004-60 Class LB, 5%, 4/25/34		1,992	2,012,499
Series 2005-63 Class PA, 5.50%, 10/25/24		16,170	16,381,226
Series 2005-80 Class PB, 5.50%, 4/25/30		2,137	2,193,690
Series 2006-26 Class QA, 5.50%, 6/25/26		2,256	2,305,023
Series 2006-M2 Class A2A,
5.271%, 10/25/32 (a)		4,600	4,688,875
Series 2007-21 Class FC,
2.956%, 3/25/37 (a)		13,485	12,905,677
Series 2007-22 Class PA, 5.50%, 3/25/37		15,192	15,752,163
Series 2007-75 Class JF, 3.061%,
8/25/37 (a)		23,681	22,602,436
Freddie Mac Multiclass Certificates:
Series 232 Class IO, 5%, 8/01/35 (g)		1,064	231,139
Series 2675 Class CB, 4%, 5/15/16		10,829	10,897,694
Series 2687 Class PM, 4.50%, 11/15/26		14,117	14,139,715
Series 2825 Class VP, 5.50%, 6/15/15		1,652	1,723,542
Series 3068 Class VA, 5.50%, 10/15/16		9,685	9,991,038
Series 3137 Class XP, 6%, 4/15/36		16,298	16,991,888
Series 3210 Class PA, 6%, 3/15/29		13,191	13,501,426
Series 3295 Class FA, 3.218%, 3/15/37 (a)		18,149	17,376,827
Series 3339 Class JF, 3.228%, 7/15/37 (a)		20,881	19,895,727

Total U.S. Government Agency Mortgage-Backed
Securities — Collateralized Mortgage Obligations
(Cost — $223,256,771) — 6.0%			227,199,799

Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations — 20.9%
Banc of America Alternative Loan Trust Series
2004-7 Class 4A1, 5%, 8/25/19	USD	996	$ 986,176
Bear Stearns Adjustable Rate Mortgage Trust (a):
Series 2005-4 Class 3A1,
5.368%, 8/25/35 (c)		95,147	89,636,134
Series 2006-2 Class 2A1, 5.65%, 7/25/36		38,797	37,481,886
BlackRock Capital Finance LP Series 1997-R2
Class AP,10.728%, 12/25/35 (a)(c)(h)		11	10,696
Citigroup Mortgage Loan Trust, Inc. (a):
Series 2005-4 Class A,
5.344%, 8/25/35		45,430	40,695,254
Series 2007-AR4 Class 2A2A,
5.762%, 3/25/37		5,820	5,520,430
Citimortgage Alternative Loan Trust Series
2007-A8 Class A1, 6%, 10/25/37		26,399	23,610,341
Collateralized Mortgage Obligation Trust Series 57
Class D, 9.90%, 2/01/19		22	22,012
Countrywide Alternative Loan Trust (a):
Series-OC8 Class 2A1A, 2.689%, 11/25/36		2,747	2,569,209
Series 2004-18CB Class 2A5,
3.049%, 9/25/34		1,452	1,311,874
Series 2006-01A0 Class 1A1,
5.482%, 8/25/46 (a)		4,103	3,118,081
Series 2006-0A21 Class A1,
2.726%, 3/20/47 (a)		11,109	8,429,337
Series 2006-OC9 Class A1,
2.674%, 9/25/35		14,810	12,724,377
Series 2006-OC10 Class 2A1,
2.689%, 11/25/36		13,482	11,472,260
Series 2006-OC11 Class 2A1,
2.699%, 1/25/37		20,269	18,819,766
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2004-29 Class1A1,
2.869%, 2/25/35 (a)		220	180,309
Series 2007-16 Class A1, 6.50%, 10/25/37		13,825	13,625,963
Countrywide Home Loans, Series 2006-0A5 (a):
Class 2A1, 2.799%, 4/25/46		5,022	3,766,229
Class 3A1, 2.799%, 4/25/46		9,508	7,221,836
Credit Suisse Mortgage Capital Certificate Series
2006-8 Class 3A1, 6%, 10/25/21		6,891	6,268,927
First Horizon Asset Securities, Inc. Series
2005-AR3 Class 3A1, 5.504%, 8/25/35 (a)		12,986	12,223,499
GMAC 93, 7.43%, 12/01/22		16,197	16,520,910
GSR Mortgage Loan Trust Series 2005-AR4
Class 6A1, 5.25%, 7/25/35 (a)		16,634	16,054,910
Harborview Mortgage Loan Trust (a):
Series 2005-10 Class 2A1A,
2.869%, 11/19/35		1,772	1,400,959
Series 2006-9 Class 2A1A,
2.769%, 11/19/36		9,374	7,135,119

See Notes to Financial Statements.

32 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations (continued)
Impac Secured Assets CMN Owner Trust,
Series 2004-3 (a):
Class 1A4, 2.999%, 11/25/34	USD	2,833	$ 2,125,170
Class M1, 3.199%, 11/25/34		11,950	11,645,274
Indymac Index Mortgage Loan Trust Series
2006-AR41 Class A3, 2.779%, 2/25/37 (a)		19,296	11,841,952
JPMorgan Mortgage Trust:
Series 2005-A5 Class TA1,
5.433%, 8/25/35 (a)		41,647	41,122,470
Series 2006-A2 Class 4A1,
3.886%, 8/25/34 (a)		2,862	2,862,692
Series 2006-S2 Class 2A2,
5.875%, 7/25/36		3,220	2,921,983
Series 2007-S1 Class 1A2,
5.50%, 3/25/22		2,135	1,923,704
Luminent Mortgage Trust Series 2006-7
Class 1A1, 2.779%, 5/25/36 (a)		26,148	16,304,071
Maryland Insurance Backed Securities Trust
Series 2006-1A, 5.55%, 12/10/65		2,500	2,100,000
Ocwen Residential MBS Corp. Series 1998-R2
Class AP, 6.92%, 11/25/34 (a)(c)		33	21,445
Opteum Mortgage Acceptance Corp. Series
2006-2 Class A1A, 2.659%, 7/25/36 (a)		1,220	1,142,958
Residential Accredit Loans, Inc.,
Series 2007 (a):
Q02 Class A1, 2.749%, 2/25/47		6,172	4,314,015
Q03 Class A1, 2.759%, 3/25/47		9,733	7,970,361
Structured Adjustable Rate Mortgage Loan Trust
Series 2007-3 Class 2A1,
5.73%, 4/25/37 (a)		29,077	27,532,636
Structured Asset Securities Corp.,
Series 2005 (a):
GEL2 Class A, 2.879%, 4/25/35		1,928	1,826,213
OPT1 Class A4M, 2.949%, 11/25/35		7,142	6,812,851
WaMu Mortgage Pass Through Certificates (a):
Series 2000-1 Class B1,
6.357%, 1/25/40 (c)		1	463
Series 2006-AR18 Class 1A1,
5.347%, 1/25/37		32,027	30,138,925
Series 2007-HY3 Class 1A1,
5.669%, 3/25/37		72,390	68,483,138
Series 2007-HY3 Class 4A1,
5.349%, 3/25/37		39,799	37,565,017
Series 2007-0A4 Class 1A,
5.292%, 5/25/47		5,635	4,789,658
Series 2007-0A5 Class 1A,
5.08%, 6/25/47		9,566	7,647,842
Wells Fargo Mortgage Backed Securities Trust (a):
Series 2005-AR10 Class 2A2,
4.11%, 6/25/35		27,945	25,799,951
Series 2005-AR15 Class 2A1,
5.106%, 9/25/35 (c)		41,808	39,142,647
Series 2006-AR2 Class 2A5,
5.109%, 3/25/36		36,933	35,386,153
Series 2006-AR3 Class A4,
5.702%, 3/25/36		37,987	35,530,872
Series 2006-AR4 Class 2A4,
5.773%, 4/25/36		1,500	1,326,059

Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Collateralized Mortgage Obligations (concluded)
Wells Fargo Mortgage Backed Securities Trust (a)
(concluded):
Series 2006-AR12 Class 2A1,
6.10%, 9/25/36	USD	8,992	$ 8,463,802
Series 2006-AR15 Class A1,
5.654%, 10/25/36		8,474	7,889,183
Series 2006-AR17 Class A1,
5.34%, 10/25/36		14,901	14,128,942

			799,566,941

Commercial Mortgage-Backed Securities — 19.6%
Asset Securitization Corp. Series 1997-D5
Class A1C, 6.75%, 2/14/43		82	82,471
Banc of America Commercial Mortgage, Inc.:
Series 2004-7 Class 4A1,
6.503%, 4/15/36		1,766	1,807,730
Series 2007-2 Class A4,
5.867%, 4/10/49 (a)		3,250	3,226,683
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1 Class A2, 6.44%, 6/16/30		15,470	15,455,523
Series 2000-WF2 Class A2,
7.32%, 10/15/32 (a)		1,400	1,453,094
Series 2006-PW11 Class AJ,
5.457%, 3/11/39 (a)		7,100	5,841,162
CS First Boston Mortgage Securities Corp.:
Series 1998-C2 Class A2,
6.30%, 11/15/30		2,274	2,282,616
Series 2001-CK6 Class A3,
6.387%, 8/15/36		325	332,403
Series 2002-CKS4 Class A2,
5.183%, 11/15/36		2,415	2,411,948
Series 2002-CP5 Class A1,
4.106%, 12/15/35 (b)		9,201	8,891,400
Series 2003-C3 Class A5,
3.936%, 5/15/38		2,320	2,129,245
Capco America Securitization Corp. Series
1998-D7 Class A1B, 6.26%, 10/15/30		17,838	17,871,884
Chase Commercial Mortgage Securities Corp.:
Series 1999-2 Class A2, 7.198%, 1/15/32		18,318	18,804,551
Series 2000-1 Class A2, 7.757%, 4/15/32		19,606	20,295,337
Citigroup Commercial Mortgage Trust,
Series 2007-C6 (a):
Class A4, 5.89%, 12/10/49		8,400	8,334,955
Class AM, 5.89%, 12/10/49		8,750	7,986,145
Citigroup/Deutsche Bank Commercial
Mortgage Trust Series 2007-CD5 Class A4,
5.886%, 11/15/44 (a)		10,075	10,062,013
Commercial Mortgage Pass-Through
Certificates Series 2007-C9 Class A4,
5.816%, 12/10/49 (a)		24,360	24,347,240
DLJ Commercial Mortgage Corp. Series
2000-CKP1 Class A1B, 7.18%, 11/10/33		1,969	2,039,997
First Union National Bank Commercial Mortgage:
Series 2000-C1 Class A2, 7.841%, 5/17/32		12,621	13,143,298
Series 2001-C2 Class A2, 6.663%, 1/12/43		2,160	2,223,175
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class A2, 6.07%, 6/10/38		1,670	1,694,813
Series 2002-1A Class A3,
6.269%, 12/10/35		1,730	1,767,137
Series 2005-C4 Class A4,
5.334%, 11/10/45 (a)		2,900	2,912,802

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

33

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

Non-U.S. Government Agency	Par
Mortgage-Backed Securities	(000)	Value

Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage Securities, Inc.:
Series 1998-C2 Class D, 6.50%, 5/15/35 USD	19,004	$ 19,117,970
Series 1999-C1 Class A2,
6.175%, 5/15/33 (a)	18,338	18,396,937
Series 1999-C2 Class A2, 6.945%, 9/15/33	1,314	1,332,623
Series 1999-C3 Class A2,
7.179%, 8/15/36 (a)	1,079	1,101,899
Series 2000-C1 Class A2,
7.724%, 3/15/33 (a)	1,434	1,483,503
Series 2000-C2 Class A2,
7.455%, 8/16/33 (a)	1,232	1,277,941
Series 2000-C2 Class A2,
5.298%, 5/10/40 (a)	2,465	2,447,485
Series 2001-C1 Class B,
6.67%, 4/15/34 (a)	15,000	15,448,286
Series 2004-C3 Class AAB,
4.702%, 12/10/41	700	664,213
GS Mortgage Securities Corp. II:
Series 1999-C1 Class A2,
6.11%, 11/18/30 (a)	663	663,218
Series 2003-C1 Class X2,
1.029%, 1/10/40 (g)	13,512	198,256
Series 2004-GG2 Class A4,
4.964%, 8/10/38	1,625	1,603,463
Series 2006-GG6 Class A2,
5.506%, 4/10/38 (a)	18,650	18,550,765
Series 2006-GG8 Class A4,
5.56%, 11/10/39	23,675	23,447,426
Series 2007-GG10 Class A4,
5.993%, 8/10/45 (a)	2,290	2,286,353
Greenwich Capital Commercial Funding Corp.:
Series 2004-GG1 Class A4,
4.755%, 6/10/36	20,429	20,280,132
Series 2005-GG3 Class A3,
4.569%, 8/10/42	2,445	2,361,182
JPMorgan Chase Commercial Mortgage
Securities Corp.;
Series 2001-CIB2 Class A3,
6.429%, 4/15/35	21,558	22,074,894
Series 2001-CIB3 Class A3,
6.465%, 11/15/35	2,120	2,176,121
Series 2001-CIBC Class A3,
6.26%, 3/15/33	1,106	1,126,634
Series 2006-CB17 Class A4,
5.429%, 12/12/43	2,720	2,664,891
Series 2007-CB20 Class A4,
5.794%, 2/12/51 (a)	8,570	8,506,059
Series 2007-LD1 Class A2,
5.992%, 6/15/49 (a)	9,700	9,634,467
Series 2007-LD12 Class A2,
5.827%, 2/15/51	7,882	7,797,659
LB Commercial Conduit Mortgage Trust:
Series 1998-C4 Class A1B,
6.21%, 10/15/35	763	763,211
Series 1999-C2 Class A2,
7.325%, 10/15/32	15,537	15,829,538
LB-UBS Commercial Mortgage Trust:
Series 2000-C3 Class A2,
7.95%, 5/15/25 (a)	23,762	24,735,532
Series 2000-C4 Class A2, 7.37%, 8/15/26	1,100	1,141,466

Non-U.S. Government Agency		Par
Mortgage-Backed Securities		(000)	Value

Commercial Mortgage-Backed Securities (concluded)
LB-UBS Commercial Mortgage Trust (concluded)
Series 2005-C2 Class AJ,
5.205%, 4/15/30 (a)	USD	1,100	$ 972,819
Series 2005-C3 Class A5, 4.739%, 7/15/30		15,850	15,369,934
Series 2006-C1 Class A4, 5.156%, 2/15/31		22,956	22,347,537
Series 2006-C7 Class A2, 5.30%, 11/15/38		20,170	19,802,091
Series 2007-C1 Class A4, 5.424%, 2/15/40		20,390	19,803,300
Series 2007-C2 Class A3,
5.43%, 2/15/40		18,425	17,886,673
Series 2007-C6 Class A4,
5.858%, 7/15/40 (a)		23,850	23,780,945
Series 2007-C7 Class A3,
5.866%, 9/15/45 (a)		40,314	39,100,549
Merrill Lynch Mortgage Trust Series 2007-C1
Class AM, 5.829%, 6/12/50 (a)(h)		1,275	1,174,204
Morgan Stanley Capital I:
Series 1998-HF2 Class A2,
6.48%, 11/15/30 (a)		158	158,167
Series 1999-FNV Class A2,
6.53%, 3/15/31 (a)		403	405,074
Series 2006-IQ12 Class A4,
5.332%, 12/15/43		10,265	9,984,915
Series 2007-HQ12 Class A2,
5.633%, 4/12/49 (a)		3,520	3,471,171
Series 2007-IQ15 Class AM,
5.882%, 6/11/49 (a)		1,825	1,686,111
Series 2007-IQ16 Class A4,
5.809%, 12/12/49		13,950	13,830,111
Morgan Stanley Dean Witter Capital I Series
2000-LIFE Class A2, 7.57%, 11/15/36 (a)		19,923	20,518,771
Prudential Mortgage Capital Funding, LLC
Series 2001-Rock Class A2, 6.605%, 5/10/34		2,190	2,252,505
Prudential Securities Secured Financing
Corp. Series 2000-C1 Class A2,
7.727%, 5/17/32 (a)		18,395	19,035,791
Salomon Brothers Mortgage Securities VII, Inc.:
Series 1999-C1 Class A2,
7.067%, 5/18/32 (a)		1,149	1,154,155
Series 2000-C3 Class A2,
6.592%, 12/18/33		1,650	1,688,814
Series 2001-C2 Class A3,
6.499%, 10/13/11		5,250	5,381,073
WaMu Commercial Mortgage Securities
Trust Series 2005-C1A Class X,
2.10%, 5/25/36 (g)		17,562	625,600
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C25 Class A4,
5.954%, 5/15/43 (a)		17,875	18,047,860
Series 2006-C25 Class A5,
5.954%, 5/15/43 (a)		19,075	19,241,939
Series 2006-C28 Class A2,
5.50%, 10/15/48		15,101	14,892,511
Series 2006-C29 Class A4,
5.308%, 11/15/48		24,400	23,655,619
Series 2007-C34 Class A3,
5.678%, 5/15/46		18,685	18,388,082

			737,166,067

Total Non-U.S. Government
Agency Mortgage-Backed Securities
(Cost — $1,605,486,540) — 40.9%			1,536,733,008

See Notes to Financial Statements.

34 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)	Value

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc., 5.20%, 8/15/15 (c) USD	340	$ 344,571
L-3 Communications Corp. Series B,
6.375%, 10/15/15	762	744,855
United Technologies Corp., 3.146%, 6/01/09 (a)	1,150	1,145,927

		2,235,353

Airlines — 0.1%
American Airlines, Inc. Series 2003-1,
3.857%, 1/09/12	2,352	2,211,041
Continental Airlines, Inc. Series 2002-1,
6.563%, 8/15/13	2,555	2,644,425

		4,855,466

Automobiles — 0.0%
DaimlerChrysler NA Holding Corp.,
4.05%, 6/04/08	65	65,024

Biotechnology — 0.0%
Amgen, Inc. Series WI, 3.17%, 11/28/08 (a)	1,670	1,668,036

Building Products — 0.0%
Momentive Performance Materials, Inc.
Series WI, 10.125%, 12/01/14 (j)	1,480	1,287,600

Capital Markets — 5.5%
The Bear Stearns Cos., Inc.:
4.326%, 7/19/10 (a)	4,995	4,501,709
6.95%, 8/10/12	13,615	13,621,712
6.40%, 10/02/17	8,950	8,837,239
Credit Suisse Guernsey Ltd., 5.86% (a)(i)	16,960	14,367,308
Goldman Sachs Capital II, 5.793% (a)(i)	6,895	4,592,760
The Goldman Sachs Group, Inc.,
5.25%, 10/15/13	28,085	27,923,876
Lehman Brothers Holdings, Inc.:
6%, 7/19/12	8,350	8,241,509
6.75%, 12/28/17	12,000	11,535,780
Series I, 5.25%, 2/06/12	8,415	8,119,936
Series MTN, 7%, 9/27/27	8,000	7,394,648
Morgan Stanley:
6.75%, 4/15/11	250	262,053
5.05%, 1/21/11	705	707,259
2.96%, 1/09/12 (a)	69,900	64,372,867
6.25%, 8/28/17	9,560	9,507,879
Series F, 5.55%, 4/27/17	200	188,083
UBS AG Series DPNT, 5.875%, 12/20/17	20,980	21,444,245

		205,618,863

Commercial Banks — 1.3%
Bank One Corp., 2.625%, 6/30/08	220	219,510
Barclays Bank Plc (a)(c)(i):
7.434%	6,265	5,664,086
8.55%	6,660	6,964,016
Corporacion Andina de Fomento,
6.875%, 3/15/12	5,125	5,511,348
First Union Corp., 6.30%, 4/15/28	440	440,278
HBOS Treasury Services Plc, 3.75%, 9/30/08 (c)	505	507,047
HSBC Bank USA NA, 4.625%, 4/01/14	415	400,353
Nationwide Building Society, 4.25%, 2/01/10 (c)	70	71,628
Royal Bank of Scotland Group Plc,
6.99% (a)(c)(i)	11,575	9,826,018

		Par
Corporate Bonds		(000)	Value

Commercial Banks (concluded)
SunTrust Bank Series CD, 4.415%, 6/15/09	USD	430	$ 431,832
SunTrust Banks, Inc., 4%, 10/15/08		325	324,548
Wachovia Bank NA:
4.375%, 8/15/08		45	45,000
6.60%, 1/15/38		17,500	16,214,135
Wells Fargo & Co.:
4.20%, 1/15/10		600	610,015
4.625%, 8/09/10		255	261,847
4.875%, 1/12/11		740	752,840

			48,244,501

Computers & Peripherals — 0.2%
International Business Machines Corp.,
5.70%, 9/14/17		8,245	8,637,140

Consumer Finance — 0.6%
FIA Card Services NA, 4.625%, 8/03/09		3,135	3,176,373
HSBC Finance Corp., 6.50%, 11/15/08		5,375	5,439,161
MBNA Corp., 4.625%, 9/15/08		2,750	2,764,839
SLM Corp.:
3.154%, 5/12/08 (a)(c)		710	708,720
5.40%, 10/25/11		6,000	4,846,104
5.125%, 8/27/12		1,450	1,118,719
Series A, 4%, 1/15/09		6,310	5,681,682

			23,735,598

Diversified Financial Services — 6.1%
Bank of America Corp.:
7.80%, 2/15/10		75	80,175
4.875%, 9/15/12		5,555	5,635,886
7.80%, 9/15/16		5,000	5,708,430
5.75%, 12/01/17		19,365	20,039,735
5.30%, 3/15/17		900	893,930
6%, 9/01/17		4,275	4,494,615
Series K, 8% (a)(i)		14,630	14,647,556
Citigroup, Inc.:
4.125%, 2/22/10		1,540	1,525,251
5.30%, 10/17/12		6,400	6,431,197
5.625%, 8/27/12		10,305	10,202,970
8.30%, 12/21/77 (a)		13,020	12,829,557
Ford Motor Credit Co. LLC:
5.80%, 1/12/09		545	519,214
9.75%, 9/15/10		2,445	2,177,940
General Electric Capital Corp.:
5%, 11/15/11		18,780	19,343,569
5.875%, 2/15/12		385	408,284
6.75%, 3/15/32		5,000	5,340,550
6.15%, 8/07/37		10,470	10,454,829
6.375%, 11/15/67 (a)		10,075	9,858,579
Series A, 5%, 12/01/10		58,550	61,244,003
Series MTN, 5%, 4/10/12		225	230,867
JPMorgan Chase & Co.:
5.75%, 10/15/08		375	379,156
7.125%, 6/15/09		100	103,254
4.50%, 11/15/10		10	10,138
JPMorgan Chase Bank NA:
6%, 7/05/17		12,725	13,294,661
Series BKNT, 6%, 10/01/17		9,865	10,281,530
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		14,550	13,294,000

			229,429,876

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

35

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
5.50%, 2/01/18	USD	9,750	$ 9,546,615
6.50%, 9/01/37		17,575	17,385,049
Cincinnati Bell, Inc., 7.25%, 7/15/13		200	196,500
Citizens Communications Co., 6.25%, 1/15/13		235	212,675
Comcast Cable Holdings LLC, 7.875%, 8/01/13		150	164,453
GTE Corp.:
6.84%, 4/15/18		8,030	8,607,799
6.94%, 4/15/28		75	75,703
Qwest Communications International, Inc.,
7.50%, 2/15/14		3,180	2,989,200
Qwest Corp., 6.05%, 6/15/13 (a)		135	121,500
Telecom Italia Capital SA, 5.25%, 10/01/15		275	249,839
Telefonica Europe BV, 7.75%, 9/15/10		160	171,638
Verizon Maryland, Inc. Series B, 5.125%, 6/15/33		95	76,093
Verizon New Jersey, Inc., 7.85%, 11/15/29		35	38,481
Verizon Virginia, Inc. Series A, 4.625%, 3/15/13		60	58,336
Wind Acquisition Finance SA,
10.75%, 12/01/15 (c)		150	153,000
Windstream Corp.:
8.125%, 8/01/13		240	235,800
8.625%, 8/01/16		360	353,700

			40,636,381

Electric Utilities — 0.5%
Florida Power & Light Co.:
5.625%, 4/01/34		150	144,108
5.95%, 2/01/38		7,475	7,502,366
Midwest Generation LLC Series B,
8.56%, 1/02/16		96	104,162
Nevada Power Co., 6.65%, 4/01/36		3,755	3,536,455
Sierra Pacific Power Co., 6%, 5/15/16		5,130	5,055,292
Southern California Edison Co. Series 08-A,
5.95%, 2/01/38		2,800	2,806,345

			19,148,728

Energy Equipment & Services — 0.1%
Transocean, Inc.:
6%, 3/15/18		1,685	1,733,233
6.80%, 3/15/38		1,880	1,920,535

			3,653,768

Food Products — 0.4%
Kraft Foods, Inc.:
6.50%, 8/11/17		7,555	7,751,045
6.125%, 2/01/18		8,350	8,344,714

			16,095,759

Gas Utilities — 0.0%
Colorado Interstate Gas Co., 6.80%, 11/15/15		45	46,395
El Paso Natural Gas Co.:
8.625%, 1/15/22		130	146,207
8.375%, 6/15/32		5	5,678

			198,280

		Par
Corporate Bonds		(000)	Value

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 5.80%, 3/15/36	USD	3,465	$ 2,855,884
WellPoint, Inc., 5.95%, 12/15/34		410	362,276

			3,218,160

Hotels, Restaurants & Leisure — 0.2%
American Real Estate Partners LP:
8.125%, 6/01/12		75	73,125
7.125%, 2/15/13		1,890	1,715,175
Harrah’s Operating Co., Inc.,
10.75%, 2/01/18 (c)(j)		9,100	7,209,689

			8,997,989

Household Durables — 0.0%
Belvoir Land LLC Series A-1,
5.27%, 12/15/47		325	271,596
Irwin Land LLC Series A-2, 5.40%, 12/15/47		600	504,954

			776,550

Independent Power Producers
& Energy Traders — 0.2%
AES Ironwood LLC, 8.875%, 11/30/25		87	94,699
AES Red Oak LLC Series B, 9.20%, 11/30/29		50	50,000
NRG Energy, Inc., 7.375%, 2/01/16		90	88,200
Texas Competitive Electric Holdings Co. LLC
Series B, 10.25%, 11/01/15 (c)		7,835	7,805,619

			8,038,518

Insurance — 1.3%
American General Corp., 7.50%, 8/11/10		150	160,873
American International Group, Inc.,
6.25%, 5/01/36		5,255	4,969,832
Berkshire Hathaway Finance Corp.,
3.375%, 10/15/08 (b)		500	501,337
Chubb Corp., 6.375%, 3/29/67 (a)		6,825	6,357,358
Hartford Life Global Funding Trusts,
2.97%, 9/15/09 (a)		1,285	1,283,688
Lincoln National Corp.:
7%, 5/17/66 (a)		4,185	3,837,553
6.05%, 4/20/67 (a)		2,500	2,185,810
MetLife, Inc., 6.40%, 12/15/66		7,995	6,353,147
Monument Global Funding Ltd.,
2.998%, 6/16/10 (a)		2,510	2,465,699
Principal Life Global Funding I,
3.625%, 4/30/08 (c)		735	734,961
Progressive Corp., 6.70%, 6/15/37 (a)		6,460	5,753,412
Reinsurance Group of America,
6.75%, 12/15/65 (a)		4,415	3,873,063
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		5,715	5,040,767
ZFS Finance (USA) Trust V,
6.50%, 5/09/67 (a)(c)		5,275	4,760,350

			48,277,850

Life Sciences Tools & Services — 0.0%
Bio-Rad Laboratories, Inc.:
7.50%, 8/15/13		40	40,100
6.125%, 12/15/14		100	95,500

			135,600

See Notes to Financial Statements.

36 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Media — 1.8%
AOL Time Warner Inc., 6.75%, 4/15/11	USD	200	$ 205,668
CSC Holdings, Inc., Series B:
8.125%, 7/15/09		860	868,600
8.125%, 8/15/09		125	126,250
Cablevision Systems Corp. Series B,
7.133%, 4/01/09 (a)		605	600,463
Comcast Cable Communications Holdings, Inc.,
8.375%, 3/15/13		670	744,257
Comcast Corp.
5.90%, 3/15/16		425	421,534
6.50%, 1/15/17		7,050	7,200,306
7.05%, 3/15/33		155	158,057
6.50%, 11/15/35		125	118,223
6.45%, 3/15/37		7,000	6,596,373
6.95%, 8/15/37		9,175	9,193,396
Cox Communications, Inc., 7.125%, 10/01/12		3,895	4,124,973
Idearc, Inc., 8%, 11/15/16		1,690	1,094,275
News America, Inc.:
7.125%, 4/08/28		125	130,024
7.625%, 11/30/28		140	153,132
6.40%, 12/15/35		5,210	5,056,404
6.75%, 1/09/38		5,060	5,296,393
Shaw Communications, Inc., 7.20%, 12/15/11		3,135	3,229,050
TCI Communications, Inc., 8.75%, 8/01/15		360	407,226
Time Warner Cable, Inc., 5.85%, 5/01/17		9,475	9,069,565
Time Warner Cos., Inc.:
9.125%, 1/15/13		9,715	10,887,814
7.57%, 2/01/24		720	739,118
Time Warner Entertainment Co. LP,
8.375%, 3/15/23		150	166,215

			66,587,316

Metals & Mining — 0.3%
AK Steel Corp., 7.75%, 6/15/12		170	171,488
Aleris International, Inc., 9%, 12/15/14 (j)		140	101,500
Arch Western Finance LLC, 6.75%, 7/01/13		795	793,013
Freeport-McMoRan Copper & Gold, Inc.:
5.883%, 4/01/15 (a)		2,310	2,269,575
8.25%, 4/01/15		3,060	3,228,300
8.375%, 4/01/17		5,710	6,059,738
Ispat Inland ULC, 9.75%, 4/01/14		415	446,348

			13,069,962

Multi-Utilities — 0.0%
CenterPoint Energy, Inc., 7.25%, 9/01/10		480	510,087

Multiline Retail — 0.7%
Target Corp., 6%, 1/15/18		24,975	25,566,133

Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		7,000	7,239,036
6.45%, 9/15/36		6,185	6,298,513
Compton Petroleum Finance Corp.,
7.625%, 12/01/13		20	19,150
ConocoPhillips, 7%, 3/30/29		80	90,201
ConocoPhillips Australia Funding Co.,
2.81%, 4/09/09 (a)		988	985,311
Consolidated Natural Gas Co.:
Series A, 5%, 3/01/14		235	229,937
Series C, 6.25%, 11/01/11		150	158,488

		Par
Corporate Bonds		(000)	Value

Oil, Gas & Consumable Fuels (concluded)
Enterprise Products Operating LP,
4.95%, 6/01/10	USD	450	$ 459,117
Gazprom OAO, 7.288%, 8/16/37 (c)		6,500	5,928,975
Midamerican Energy Holdings Co.:
5.95%, 5/15/37		7,100	6,650,684
6.50%, 9/15/37		5,175	5,186,256
Northwest Pipeline Corp., 7%, 6/15/16		6,635	7,049,688
Overseas Shipholding Group, Inc.,
7.50%, 2/15/24		115	100,338
Petrobras International Finance Co.,
5.875%, 3/01/18		3,255	3,133,087
Sabine Pass LNG LP, 7.50%, 11/30/16		4,490	4,332,850
Tennessee Gas Pipeline Co., 7%, 10/15/28		920	916,693
XTO Energy, Inc., 6.75%, 8/01/37		5,750	6,149,872

			54,928,196

Paper & Forest Products — 0.0%
Bowater Canada Finance Corp.,
7.95%, 11/15/11		75	51,375
Domtar Corp., 7.125%, 8/15/15		190	179,075
Georgia-Pacific Corp., 7.125%, 1/15/17 (c)		760	703,000

			933,450

Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.:
5.875%, 11/15/36		550	531,861
6.875%, 8/01/97		75	74,936
Wyeth, 6%, 2/15/36		4,965	4,852,915

			5,459,712

Real Estate Investment Trusts (REITs) — 0.1%
AvalonBay Communities, Inc., 6.625%, 9/15/11		180	186,532
Camden Property Trust, 4.70%, 7/15/09		380	377,372
Rouse Co. LP:
3.625%, 3/15/09		340	320,161
6.75%, 5/01/13 (c)		450	387,797
5.375%, 11/26/13		905	708,439

			1,980,301

Wireless Telecommunication Services — 0.1%
Rogers Wireless, Inc., 7.50%, 3/15/15		140	147,085
Sprint Nextel Corp., 6%, 12/01/16		375	291,563
Vodafone Group Plc:
5%, 12/16/13		275	269,403
5%, 9/15/15		55	52,271
6.15%, 2/27/37		4,325	4,031,315

			4,791,637

Total Corporate Bonds
(Cost — $872,082,922) — 22.6%			848,781,834

Foreign Government Obligations

Bundesrepublik Deutschland:
Series 05, 4%, 1/04/37	EUR	8,675	12,506,238
Series 07, 4.25%, 7/04/39		5,600	8,405,791
Israel Government AID Bond:
5.50%, 9/18/23	USD	850	956,086
5.50%, 4/26/24		625	704,343

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

37

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

		Par
Foreign Government Obligations		(000)	Value

Mexico Government International Bond,
6.375%, 1/16/13	USD	2,378	$ 2,612,233
Province of Manitoba Canada,
6.375%, 9/01/15	NZD	635	466,163
Province of Ontario Canada, 6.25%, 6/16/15		720	523,197

Total Foreign Goverment Obligations
(Cost — $24,266,802) — 0.7%			26,174,051

Preferred Securities

Capital Trusts

Capital Markets — 0.1%
Lehman Brothers Holdings Capital Trust V,
5.857% (a)(i)	USD	1,868	1,181,510
Mellon Capital IV Series 1, 6.244% (a)(i)		5,550	4,286,087

			5,467,597

Commercial Banks — 0.7%
BAC Capital Trust VI, 5.625%, 3/08/35		3,555	2,984,696
BAC Capital Trust XI, 6.625%, 5/23/36		45	42,495
USB Capital IX, 6.189% (a)(i)		1,270	942,975
Wachovia Corp. Series K, 7.98% (a)(i)		22,250	21,860,625

			25,830,791

Total Capital Trusts (Cost — $34,486,873) — 0.8%			31,298,388

Preferred Stocks		Shares

Commercial Banks — 0.5%
Wachovia Corp. Series J, 8%		764,000	18,870,800

Diversified Financial Services — 0.2%
Citigroup, Inc. Series AA, 8.125%		281,500	6,767,260

Thrifts & Mortgage Finance — 1.0%
Fannie Mae:
8.25%		955,975	22,991,199
Series O, 7% (a)		100,000	4,506,250
Freddie Mac Series Z, 8.375%		506,400	12,356,160

			39,853,609

Total Preferred Stocks
(Cost — $68,259,375) — 1.7%			65,491,669

Total Preferred Securities
(Cost — $102,746,248) — 2.5%			96,790,057

		Par
Short-Term Securties		(000)

Government Agency Note — 0.3%
Federal Home Loan Bank, 1.50%, 4/01/08	USD	9,600	$ 9,600,000

Medium-Term Notes — 0.1%
SLM Corp., 3.531%, 1/26/09 (a)		4,475	4,006,736

Total Short-Term Securities
(Cost — $13,888,542) — 0.4%			13,606,736

	Number of
Options Purchased	Contracts†	Value

Call Options Purchased
Receive a fixed rate of 4.54286% and pay a
floating rate based on 3-month USD
LIBOR, expiring March 2009, Broker Credit
Suisse International (k)	50	$ 1,647,700
Receive a fixed rate of 5.338% and pay a
floating rate based on 3-month LIBOR,
expiring February 2011, Broker
JPMorgan Chase (k)	61	4,339,225
Receive a fixed rate of 5.345% and pay a
floating rate based on 3-month USD LIBOR,
expiring November 2009, Broker Lehman
Brothers Special Financing (k)	94	7,263,270
Receive a fixed rate of 5.39% and pay a floating
rate based on 3-month LIBOR, expiring
March 2012, Broker Lehman Brothers
Special Financing (k)	67	4,756,792
Receive a fixed rate of 5.47% and pay a floating
rate based on 3-month LIBOR, expiring
May 2012, Broker Bank of America NA (k)	15	1,089,758
Receive a fixed rate of 5.525% and pay a
floating rate based on 3-month LIBOR,
expiring May 2012, Broker Citibank NA (k)	173	12,389,501
Receive a fixed rate of 5.705% and pay a
floating rate based on 3-month LIBOR,
expiring May 2012, Broker Deutsche Bank AG (k)	164	12,806,692
Receive a fixed rate of 5.78% and pay a floating
rate based on 3-month LIBOR, expiring
August 2010, Broker Deutsche Bank AG (k)	125	11,994,298
Receive a fixed rate of 6.025% and pay a
floating rate based on 3-month LIBOR,
expiring June 2012, Broker Lehman Brothers
Special Financing (k)	81	7,229,153
Receive a fixed rate of 6.075% and pay a
floating rate based on 3-month LIBOR,
expiring July 2012, Broker Lehman Brothers
Special Financing (k)	14	1,316,716

		64,833,105

Put Options Purchased
Pay a fixed rate of 4.54286% and receive a
floating rate based on 3-month LIBOR, expiring
March 2009, Broker Credit Suisse International (k) 50		2,269,650
Pay a fixed rate of 5.338% and receive a
floating rate based on 3-month LIBOR, expiring
February 2011, Broker JPMorgan Chase (k)	61	2,485,163
Pay a fixed rate of 5.345% and received a
floating rate based 3-month USD LIBOR,
expiring November 2009, Broker Lehman
Brothers Special Financing (k)	94	2,346,908
Pay a fixed rate of 5.39% and receive a floating
rate based on 3-month LIBOR, expiring
March 2012, Broker Lehman Brothers
Special Financing (k)	67	3,598,493
Pay a fixed rate of 5.47% and receive a floating
rate based 3-month LIBOR, expiring May 2012,
Broker Bank of America NA (k)	15	717,889
Pay a fixed rate of 5.525% and receive a floating
rate based on 3-month LIBOR, expiring
May 2012, Broker Citibank NA (k)	173	7,594,797

See Notes to Financial Statements.

38 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

	Number of
Options Purchased	Contracts†	Value

Put Options Purchased (concluded)
Pay a fixed rate of 5.705% and receive a floating
rate based on 3-month LIBOR, expiring
May 2012, Broker Deutsche Bank AG (k)	164	$ 6,485,888
Pay a fixed rate of 5.78% and receive a
floating rate based 3-month LIBOR, expiring
August 2010, Broker Deutsche Bank AG (k)	125	2,920,702
Pay a fixed rate of 6.025% and receive a
floating rate based on 3-month LIBOR,
expiring June 2012, Broker Lehman Brothers
Special Financing (k)	81	2,612,895
Pay a fixed rate of 6.075% and receive a floating
rate based 3-month LIBOR, expiring July 2012,
Broker Lehman Brothers Special Financing (k)	14	456,031

		31,488,416

Total Options Purchased
(Cost — $67,877,759) — 2.6%		96,321,521

Total Investments Before TBA Sale Commitments and
Options Written (Cost — $7,065,283,925*) — 186.0%		6,993,254,748

	Par
TBA Sale Commitments	(000)

Fannie Mae Guaranteed Pass-Through
Certificates:
4.50%, 4/15/2023 — 8/01/2037	USD 4,200	(4,051,513)
5.00%, 9/01/2017 — 4/15/2038	85,200	(84,392,475)
5.50%, 7/01/2014 — 4/15/2038	519,100	(524,461,265)
6.00%, 1/01/2021 — 4/15/2038	294,700	(302,419,742)
6.50%, 3/01/2016 — 5/15/2038	153,000	(158,494,536)
Freddie Mac Mortgage Participation Certificates:
5.50%, 8/01/2017 — 4/15/2038	68,200	(68,925,648)
6.00%, 5/01/2013 — 4/15/2038	62,700	(64,340,420)
Ginnie Mae MBS Certificates:
5.50%, 11/15/2033 — 5/15/2038	265,100	(269,657,069)
6.00%, 11/15/2028 — 4/15/2038	178,300	(184,240,421)
6.50%, 4/15/2031 — 4/15/2038	23,100	(23,959,089)

Total TBA Sale Commitments
(Proceeds Received — $1,671,114,817) — (44.8%)		(1,684,942,178)

	Number of
Options Written	Contracts

Call Options Written
Pay a fixed rate of 5.01% and receive a floating
rate based on 3-month USD LIBOR, expring
November 2008, Broker UBS Warburg (k)	43 †	(2,918,603)
Pay a fixed rate of 5.025% and receive a floating
rate based on 3-month USD LIBOR, expring
November 2010, Broker UBS Warburg (k)	30 †	(1,633,020)
Pay a fixed rate of 5.40% and receive a floating
rate based on 3-month USD LIBOR, expring
December 2010, Broker UBS Warburg (k)	55 †	(3,840,045)

	Number of
Options Written	Contracts	Value

Call Options Written (concluded)
Pay a fixed rate of 5.53% and receive a floating
rate based on 3-month LIBOR, expiring
October 2012, Broker Barclays Bank Plc (k)	107 †	$ (8,822,444)
Pay a fixed rate of 5.74% and receive a floating
rate based on 3-month LIBOR, expiring
October 2012, Broker JPMorgan Chase Bank (k)	42 †	(3,271,101)
Pay a fixed rated of 4.87% and receive a floating
rate based on 3-month USD LIBOR, expiring
February 2010, Broker UBS Warburg (k)	116 †	(6,488,377)
Pay a fixed rated of 5.135% and receive a
floating rate based on 3-month LIBOR,
expiring April 2008, Broker Barclays Bank PLC (k)	5 †	(432,320)
Pay a fixed rated of 5.46% and receive a floating
rate based on 3-month LIBOR, expiring
August 2008, Broker JPMorgan Chase Bank (k)	4 †	(479,470)
Pay a fixed rated of 5.46% and receive a floating
rate based on 3-month LIBOR, expiring
August 2008, Broker JPMorgan Chase Bank (k)	29 †	(3,185,815)
Pay a fixed rated of 5.485% and receive a
floating rate based on expiring 3-month LIBOR,
expiring October 2009, Broker JPMorgan
Chase Bank (k)	5 †	(484,207)
Pay a fixed rated of 5.67% and receive a floating
rate based on 3-month LIBOR, expiring
January 2010, Broker Citibank NA (k)	3 †	(358,674)
Pay a fixed rated of 5.7575% and receive a
floating rate based on 3-month LIBOR, expiring
July 2008, Broker Credit Suisse International (k)	100 †	(72,800)

		(31,986,876)

Put Options Written
Euro-Dollar Future, expiring June 2008
at USD 97.625	230	(60,375)
Receive a fixed rate of 4.87% and pay a floating
rate based on 3-month LIBOR expiring
February 2010, Broker UBS Warburg (k)	116 †	(4,799,817)
Receive a fixed rate of 5.01% and pay a floating
rate based on 3-month USD LIBOR, expiring
November 2008, Broker UBS Warburg (k)	43 †	(481,212)
Receive a fixed rate of 5.025% and pay a
floating rate based on 3-month USD LIBOR,
expiring November 2010, Broker UBS Warburg (k)	30 †	(1,361,610)
Receive a fixed rate of 5.135% and pay a
floating rate based on 3-month LIBOR,
expiring April 2008, Broker Barclays Bank PLC (k)	5 †	(175)
Receive a fixed rate of 5.40% and pay a floating
rate based on 3-month USD LIBOR, expiring
December 2010, Broker UBS Warburg (k)	55 †	(1,862,630)
Receive a fixed rate of 5.485% and pay a
floating rate based on 3-month LIBOR, expiring
October 2009, Broker JPMorgan Chase Bank (k)	5 †	(109,804)
Receive a fixed rate of 5.53% and pay a floating
rate based on 3-month LIBOR, expiring
October 2012, Broker Barclays Bank Plc (k)	107 †	(3,305,624)

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

39

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

	Number of
Options Written	Contracts	Value

Put Options Written (continued)
Receive a fixed rate of 5.67% and pay a floating
rate based on 3-month LIBOR, expiring
January 2010, Broker Citibank NA (k)	3 †	$ (67,037)
Receive a fixed rate of 5.7575% and pay a
floating rate based on 3-month LIBOR, expiring
July 2008, Broker Credit Suisse International (k)	100 †	(13,197,400)
Receive a fixed rated of 5.46% and pay a
floating rate based on 3-month LIBOR, expiring
August 2008, Broker JPMorgan Chase (k)	34 †	(107,156)
Receive a fixed rte of 5.74% and pay a floating
rate based on 3-month LIBOR, expiring
October 2012, Broker JPMorgan Chase (k)	42 †	(1,678,041)

	Number of
Options Written	Contracts	Value

Put Options Written (concluded)
U.S. Treasury Bonds (10 YEAR), expiring May 2008
at USD 112	385	$ (30,078)

		(27,060,959)

Total Options Written
(Premiums Received — $40,475,650) — (1.6%)		(59,047,835)

Total Investments, Net of TBA Sale Commitments and
Options Written (Cost — $5,353,693,458) — 139.6%		5,249,264,735
Liabilities in Excess of Other Assets — (39.6%)		(1,490,014,971)

Net Assets — 100.0%		$3,759,249,764

* The cost and unrealized appreciation (depreciation) of investments, as of March 31,
2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 7,071,453,001

Gross unrealized appreciation	$ 79,837,036
Gross unrealized depreciation	(158,035,289)

Net unrealized depreciation	$ (78,198,253)

† One contract represents a notional amount of $1,000,000.
(a) Floating rate security. Rate is as of report date.
(b) All or a portion of security; pledged as collateral in connection with open financial futures contracts.
(c) Security exempt from resignation under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, those securities are not considered to be illiquid.
(d) All or a portion of security, have been pledged as collateral for reverse repurchase agreements.
(e) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(f) Represents or includes a "to-be-announced" transaction. The Master Portfolio has committed to purchasing securities for which all specific information is not available at this time.
(g) Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(h) Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sale	Realized	Interest
Affiliate	Cost	Cost	Gain	Income

BlackRock Capital
Finance LP
Series 1997-R2
Class AP, 10.728%
due 12/25/2035	—	$ 2,618	$ 16	$ 595
Merrill Lynch, Mortgage
Trust Series
2007-C1, Class AM,
5.829%, 6/12/50	—	—	—	$ 37,573

(i) Security is perpetual in nature and has no stated maturity date. In certain instances, a final maturity date may be extended and/or payment may be deferred at the issuer’s option for a specified time without default.
(j) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(k) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.
• Reverse repurchase agreements outstanding as of March 31,2008 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

JPMorgan
Securities Inc.	2.2%	3/17/08	4/3/08	$ 1,237,227	$ 1,236,019
Lehman Brothers	3.0%	3/11/08	4/14/08	$145,699,575	$145,300,000
Lehman Brothers	2.6%	3/19/08	4/14/08	$ 58,705,806	$ 58,600,000
Lehman Brothers	3.0%	3/27/08	4/2/08	$ 1,550,646	$ 1,550,000
Lehman Brothers	3.0%	3/28/08	4/2/08	$ 8,159,398	$ 8,156,000

• For Master Portfolio compliance purposes,the Master Portfolio's industry classifica-
tions refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements

40 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (continued)

Master Total Return Portfolio (Percentages shown are based on Net Assets)

• Forward foreign exchange contracts as of March 31,2008 were as follows:

				Unrealized
Currency		Currency	Settlement	Appreciation
Purchased		Sold	Date	(Depreciation)

EUR	1,506,124	USD 2,207,978	4/23/08	$ 167,981
JPY 4,500,595,449		USD 41,409,155	4/11/08	$3,773,476
USD	9,383,754	EUR 6,481,500	4/23/08	$ (841,019)
USD	947,138	NZD 1,252,000	4/23/08	$ (33,205)

Total Net Unrealized Appreciation on Forward
Foreign Exchange Contracts				$3,067,233

• Financial futures contracts purchased as of March 31,2008 were as follows:

				Unrealized
Number of		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

618	Euro Dollar	December
	Future	2008	$150,886,886	$ 275,914
1,139	Euro Dollar	June
	Future	2009	$277,179,405	$ 822,020
729	2-Year U.S
	Treasury Bond	June 2008	$156,118,442	$ 365,964
2,858	10-Year U.S.
	Treasury Bond	June 2008	$336,637,020	$ 3,331,011
457	Euro BOBL	June 2008	$ 80,504,578	$ (862,727)
566	Euro-Bund
	Future	June 2008	$104,424,840	$ (787,891)

Total Net Unrealized Appreciation				$ 3,144,291

• Financial futures contracts sold as of March 31,2008 were as follows:

Number of		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

1,027	Euro Dollar	June
	Future	2010	$248,942,809	$ (601,371)
6,195	5-Year U.S	June
	Treasury Bond	2008	$706,409,080	$(1,272,873)
880	30-Year U.S.	June
	Treasury Bond	2008	$103,875,633	$ (665,617)

Total Unrealized Depreciation				$(2,539,861)

•Swaps outstanding as of March 31,2008 were as follows:

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Receive (pay) a variable return based on the
change in the spread return of the Bank of
America CMBS AAA 10 yr Index and pay a
floating rate based on period starting nominal
spread plus 0 bps.
Broker, Bank of America NA
Expires April 2008	USD	40,170	—
Sold credit default protection on Comcast
Cable Communications, Inc. and receive 1.15%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2008	USD	7,115	$ 22,497
Receive a fixed rate of 3.401% and pay 3.875%
on Treasury Inflation Protected Securities (TIPS)
adjusted principal
Broker, JPMorgan Chase
Expires January 2009	USD	19,239	(351,592)
Receive a fixed rate of 5.496% and pay a
floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires July 2009	USD	10,000	408,822
Receive a fixed rate of 4.7775% and pay a
floating rate based on 3-month USD LIBOR
Broker, Citibank N.A.
Expires August 2009	USD	172,000	5,699,359
Receive a fixed rate of 5.2725% and pay a
floating rate based on 3-month LIBOR
Broker, Citibank N.A.
Expires October 2009	USD	51,500	2,297,428
Receive a fixed rate of 4.05% and pay a
floating rate based on 3-month USD LIBOR
Broker, Barclay's Bank PLC.
Expires December 2009	USD	57,800	1,564,712
Receive a fixed rate of 4.51% and pay a
floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires September 2010	USD	5,600	259,162
Receive a fixed rate of 5% and pay a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires November 2010	USD	4,000	236,748
Receive a fixed rate of 5.158% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets, L
Expires November 2010	USD	5,700	359,951
Bought credit default protection on Sara Lee
Corp. and pay 0.57%
Broker, Lehman Brothers Special Finance
Expires December 2010	USD	7,580	4,503

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008 41

Schedule of Investments (continued)

Master Total Return Portfolio

•Swaps outstanding as of March 31,2008 were as follows (continued):

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Bought credit default protection on
RadioShack Corp. and pay 1.16%
Broker, UBS Warburg
Expires December 2010	USD	7,625	$ 56,890
Bought credit default protection on Limited
Brands, Inc. and pay 1.065%
Broker, UBS Warburg
Expires December 2010	USD	7,625	389,958
Receive a fixed rate of 4.17% and pay 3.50%
on Treasury Inflation Protected Securities
(TIPS) adjusted principal
Broker, Morgan Stanley Capital Services, Inc.
Expires January 2011	USD	16,600	(1,070,527)
Sold credit default protection on SLM Corp.
and receive 5.10%
Broker, Lehman Brothers Special Finance
Expires March 2011	USD	13,000	(1,217,607)
Bought credit default protection on Sara Lee
Corp. and pay 0.604%
Broker, JPMorgan Chase
Expires March 2011	USD	7,720	4,293
Bought credit default protection on Limited
Brands, Inc. and pay 0.73%
Broker, Lehman Brothers Special Finance
Expires March 2011	USD	7,720	516,021
Bought credit default protection on Computer
Sciences Corp. and pay 0.88%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2011	USD	7,770	21,204
Receive a fixed rate of 4.906% and pay a
floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires December 2011	USD	150,000	10,052,049
Receive a fixed rate of 4.897% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires December 2011	USD	165,000	11,085,891
Receive a fixed rate of 4.867% and pay a
floating rate based on 3-month USD LIBOR
Broker, UBS Warburg
Expires October 2012	USD	100,400	7,021,105
Receive a fixed rate of 3.77375% and pay a
floating rate based on 3-month USD LIBOR
Broker, Bank of America NA
Expires January 2013	USD	85,200	1,900,201

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Sold credit default protection on SLM Corp.
and receive 5.00%
Broker, Barclays Bank PLC
Expires March 2013	USD	5,000	$ (573,385)
Receive a fixed rate of 3.055% and pay a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Finance
Expires March 2013	USD	152,800	(1,646,334)
Receive a fixed rate of 3.38% and pay a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013	USD	129,900	476,365
Pay a fixed rate of 3.60375% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires March 2013	USD	120,000	(1,637,467)
Bought credit default protection on Dow Jones
CDX North America Investment Grade Index
Series 10 Class V1 and pay 1.55%
Broker, Lehman Brothers Special Finance
Expires June 2013	USD	29,300	155,292
Bought credit default protection on Dow Jones
CDX North America Investment Grade Index
10 Series V1and pay 1.55%
Broker, Morgan Stanley Capital Services, Inc.
Expires June 2013	USD	28,000	108,699
Bought credit default protection on Eastman
Chemical Co. and pay 0.68%
Broker, Morgan Stanley Capital Services Inc.
Expires September 2013	USD	7,800	105,480
Receive a fixed rate of 6.65% and pay a
floating rate based on 3-month NZD Bank
Bill Rate
Broker, Citibank N.A.
Expires December 2015	NZD	2,000	(85,644)
Receive a fixed rate of 5.16% and pay a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires February 2017	USD	30,300	2,751,846
Pay a fixed rate of 5.071% and receive a
floating rate based on 3-month LIBOR
Broker, UBS Warburg
Expires March 2017	USD	70,300	(5,078,123)
Pay a fixed rate of 5.6825% and receive a
floating rate based on 3-month LIBOR
Broker, Lehman Brothers Special Finance
Expires June 2017	USD	49,200	(6,504,129)

See Notes to Financial Statements.

42 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Schedule of Investments (concluded)

Master Total Return Portfolio

•Swaps outstanding as of March 31,2008 were as follows (concluded):

		Notional	Unrealized
		Amount	Appreciation
		(000)	(Depreciation)

Pay a fixed rate of 5.725% and receive a
floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017	USD	58,800	$ (7,967,542)
Pay a fixed rate of 5.775% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires July 2017	USD	16,800	(2,334,402)
Pay a fixed rate of 4.968% and receive a
floating rate based on 3 month USD-LIBOR
Broker, Deutsche Bank AG London
Expires September 2017	USD	79,700	(5,994,892)
Pay a fixed rate of 5.305% and receive a
floating rate based on 3-month USD LIBOR
Broker, Citibank N.A.
Expires October 2017	USD	154,400	(15,920,913)
Pay a fixed rate of 5.2875% and receive a
floating rate based on 3-month USD LIBOR
Broker, Deutsche Bank AG London
Expires October 2017	USD	76,400	(10,109,484)
Pay a fixed rate of 4.49375% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Finance
Expires January 2018	USD	50,000	(1,730,791)
Pay a fixed rate of 5.115% and receive a
floating rate based on 3-month USD LIBOR
Broker, Lehman Brothers Special Finance
Expires March 2018	USD	67,500	(4,409,598)
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month LIBOR
Broker, JPMorgan Chase
Expires August 2022	USD	24,125	2,626,477
Receive a fixed rate of 5.411% and pay a
floating rate based on 3-month USD LIBOR
Broker, Goldman Sachs Capital Markets L
Expires April 2027	USD	1,700	189,935

Total			$ (18,317,542)

• Currency Abbreviations: EUR Euro JPY Japanese Yen NZD New Zealand Dollar USD U.S. Dollar

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

43

Statement of Assets and Liabilities	Master Total Return Portfolio

March 31, 2008 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $6,996,118,101)	$6,895,748,327
Investments at value — affiliated (cost — $1,288,065)	1,184,900
Options purchased at value (cost — $67,877,759)	96,321,521
Unrealized appreciation on swaps	48,314,888
Unrealized appreciation on forward foreign exchange contracts	3,941,457
Cash	664,906
Foreign currency at value (cost — $201,822)	215,640
Investments sold receivable	2,541,754,258
Interest receivable	34,341,273
Contributions receivable	11,576,613
Swaps receivable	10,881,545
Principal paydowns receivable	628,054
Prepaid expenses	16,225
Other assets	13,662

Total assets	9,645,603,269

Liabilities

TBA sale commitments (proceeds — $1,671,114,817)	1,684,942,178
Reverse repurchase agreements	214,842,019
Unrealized depreciation on swaps	66,632,430
Options written at value (premiums received — $40,475,650)	59,047,835
Cash held as collateral for swaptions	14,700,000
Swap premiums received	1,976,537
Unrealized depreciation on forward foreign exchange contracts	874,224
Investments purchased payable	3,807,675,094
Withdrawals payable	29,030,026
Swaps payable	5,521,269
Variation margin payable	357,249
Interest expense payable	297,246
Investment advisory fees payable	211,317
Other accrued expenses payable	155,988
Other liabilities payable	54,938
Other affiliates payable	35,155

Total liabilities	5,886,353,505

Net Assets

Net Assets	$3,759,249,764

Net Assets Consist of

Investors’ capital	$3,878,273,779
Net unrealized appreciation/depreciation	(119,024,015)

Net Assets	$3,759,249,764

See Notes to Financial Statements.

44 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Statement of Operations	Master Total Return Portfolio

Six Months Ended March 31, 2008 (Unaudited)

Investment Income

Interest (including $38,168 from affiliates)	$ 113,651,159
Dividends	1,707,274

Total income	115,358,433

Expenses

Investment advisory	1,276,526
Accounting services	332,562
Custodian	148,888
Directors	44,808
Professional	38,904
Printing	8,807
Miscellaneous	89,427

Total expenses before interest expense	1,939,922
Interest expense on reverse repurchase agreements	1,385,115

Total expenses	3,325,037

Net investment income	112,033,396

Realized and Unrealized Gain (Loss)

Net realized gain from:
Investments (including $16 from affiliates)	63,564,472
Financial futures contracts and swaps	1,951,200
Options written	1,915,304
Foreign currency transactions	11,536,495

78,967,471

Net change in unrealized appreciation/depreciation on:
Investments	(80,099,103)
Financial futures contracts and swaps	(13,283,216)
Options written	(17,396,013)
Foreign currency transactions	(1,537,343)

(112,315,675)

Total realized and unrealized loss	(33,348,204)

Net Increase in Net Assets Resulting from Operations	$ 78,685,192

See Notes to Financial Statements.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

45

Statements of Changes in Net Assets	Master Total Return Portfolio

	Six Months Ended	Year Ended
	March 31, 2008	September 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2007

Operations

Net investment income	$ 112,033,396	$ 177,256,403
Net realized gain (loss)	78,967,471	(15,687,220)
Net change in unrealized appreciation/depreciation	(112,315,675)	(10,886,334)

Net increase in net assets resulting from operations	78,685,192	150,682,849

Capital Transactions

Proceeds from contributions	366,683,907	1,930,068,321
Fair value of withdrawals	(666,291,495)	(1,002,815,645)

Net increase (decrease) in net assets derived from capital transactions	(299,607,588)	927,252,676

Net Assets

Total increase (decrease) in net assets	(220,922,396)	1,077,935,525
Beginning of period	3,980,172,160	2,902,236,635

End of period	$3,759,249,764	$3,980,172,160

Financial Highlights				Master Total Return Portfolio

					Period
	Six Months Ended		Year Ended		October 1, 2003[1]
	March 31, 2008		September 30,		to September 30,
	(Unaudited)	2007	2006	2005	2004

Total Investment Return

Total investment return	2.01%[2]	4.45%	3.88%	3.13%	4.34%[2]

Ratios to Average Net Assets

Total expenses before interest expense	0.10%[3]	0.10%	0.12%	0.10%	0.10%

Total expenses	0.17%[3]	0.10%	0.12%	0.10%	0.10%

Net investment income	5.63%[3]	5.35%	4.90%	3.81%	3.39%

Supplemental Data

Net assets, end of period (000)	$ 3,759,250	$ 3,980,172	$ 2,902,237	$ 2,871,830	$ 2,726,752

Portfolio turnover	94%	153%	208%	235%	258%

[1]	Commencement of operations.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

46 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (Unaudited)

Master Total Return Portfolio

1. Significant Accounting Policies:

Master Total Return Portfolio (the “Master Portfolio”) is a part of Master
Bond LLC (the “Master LLC”) and is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Limited Liability Company
Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master Portfolio’s financial statements are prepared in conformity with accounting princi-
ples generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Master Portfolio:

Valuation of Investments: The Master Portfolio values corporate bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Master LLC’s Board of Directors (the “Board”).
Financial futures contracts are traded on exchanges and are valued at their last sale price. Swap agreements are valued by quoted fair val-
ues received daily by the Master Portfolio’s pricing service. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.
In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in compa-
rable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation tech-
nology commonly employed in the market for such investments.

Equity investments traded on a national securities exchange or the
NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter (“OTC”)
markets for which market quotations are readily available are valued at the last available bid price.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. OTC options quotations are provided by dealers or pricing services selected under the supervision of the Board. Considerations utilized by dealers or pricing services in valu-
ing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value
Assets”). When determining the price for Fair Value Assets, the invest-
ment advisor and/or sub-advisor seeks to determine the price that the
Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Master Portfolio are determined as of such times.
Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. If events (for example, a company announcement, market vola-
tility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Master Portfolio may engage in var-
ious portfolio investment strategies to increase the return of the Master
Portfolio and to hedge, or protect, its exposure to interest rate move-
ments and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

•Financial futures contracts — The Master Portfolio may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed deliv-
ery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the con-
tract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the con-
tract. Such receipts or payments are known as variation margin and are recognized by the Master Portfolio as unrealized gains or losses.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

47

Notes to Financial Statements (continued)

Master Total Return Portfolio

When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

•Forward foreign exchange contracts — The Master Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Master Portfolio, help to manage the overall exposure to the foreign currency backing some of the invest-
ments held by the Master Portfolio. The contract is marked-to-
market daily and the change in market value is recorded by the
Fund as an unrealized gain or loss. When the contract is closed, the
Master Portfolio records a realized gain or loss equal to the differ-
ence between the value at the time it was opened and the value at the time it was closed.

•Options — The Master portfolio may purchase and write call and put options. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is sub sequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exer-
cise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Master Portfolio enters into a closing transaction), the
Master Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid).

If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determin-
ing whether a Master Portfolio has realized a gain or a loss on investment transactions.

•Swaps — The Master Portfolio may enter into swap agreements, which are OTC contracts in which the Master Portfolio and a counter-
party agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master
Portfolio are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon termination of the swap agreements. Swaps are marked-to-
market daily and changes in value are recorded as unrealized appre-
ciation (depreciation). When the swap is terminated, the Master
Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possi-
ble lack of liquidity with respect to the swap agreements. The Master
Portfolio may utilize swaps for the purpose of reducing the interest rate sensitivity of the portfolio and decreasing the Master Portfolio’s exposure to interest rate risk.

•Credit default swaps — Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place.

•Interest rate swaps — Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize)
over time.

•Total return swaps — Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return.
To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obli-
gation, the Master Portfolio will receive a payment from or make a payment to the counterparty.

•Foreign currency options and futures — The Master Portfolio may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the
Master Portfolio, sold by the Master Portfolio but not yet delivered, or committed or anticipated to be purchased by the Master Portfolio.

Foreign Currency Transactions: Foreign currency amounts are trans-
lated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Master Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

48 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (continued)

Master Total Return Portfolio

TBA Commitments: The Master Portfolio may enter into to-be-announced
(“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in them-
selves, and involve a risk of loss if the value of the security to be pur-
chased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Valuation of Investments.”

Reverse Repurchase Agreements: The Master Portfolio may enter into reverse repurchase agreements with qualified third party broker-dealers.
Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance and is included within the related liability on the Statements of Assets and Liabilities. At the time the Master Portfolio enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. The Master
Portfolio may utilize reverse repurchase agreements when it is antici-
pated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.

Mortgage Dollar Rolls: The Master Portfolio may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity)
securities on a specific future date at an agreed-upon price. The market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.
Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and the repurchase, the Master Portfolio will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Master
Portfolio, and the income from these investments will generate income for the Master Portfolio.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, gener-
ally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Master Portfolio may invest in preferred stocks.
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabil-
ities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a pre-
ferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation: In cases in which the 1940 Act and the interpretive posi-
tions of the Securities and Exchange Commission (“SEC”) require that the Master Portfolio segregate assets in connection with certain invest-
ments (e.g., reverse repurchase agreements, swaps or futures contracts), the Master Portfolio will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transac-
tions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Master Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Income Taxes: The Master Portolio is classified as a partnership for fed-
eral income tax purposes. As such, each investor in the Master Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master
Portfolio. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on the interest, dividends and capital gains at various rates. It is intended that the Master Portfolio’s assets will be managed so an investor in the
Master Portfolio can satisfy the requirements of Subchapter M of the
Internal Revenue Code.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

49

Notes to Financial Statements (continued)

Master Total Return Portfolio

Effective March 31, 2008, the Master Portfolio implemented Financial
Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting
for Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evalu-
ated the application of FIN 48 to the Master Portfolio, and has deter-
mined that the adoption of FIN 48 did not have a material impact on the Master Portfolio’s financial statements. The Master Portfolio files U.S.
federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master
Portfolio’s U.S. federal tax returns remains open for the years ended
September 30, 2004 through September 30, 2006. The statute of limi-
tations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Master Portfolio’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November
15, 2007, provided the entity also elects to apply the provisions of FAS
157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presen-
tation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Master Portfolio’s finan-
cial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Master Portfolio’s finan-
cial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The Master LLC, on behalf of the Master Portfolio, entered into an
Investment Advisory Agreement with BlackRock Advisors LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch &
Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc.,
are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Master Portfolio’s portfolio and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolio. For such services, the
Master Portfolio pays a monthly fee based upon upon the aggregate average daily value of the net assets of the Master Portfolio and
BlackRock High Income Fund of BlackRock Bond Fund, Inc. at an annual rate of 0.20% of the average daily net assets not exceeding $250 mil-
lion; 0.15% of average daily net assets in excess of $250 million but less than $500 milion; 0.10% of average daily net assets in excess of
$500 million but less than $750 million and 0.05% in excess of $750 million. For the six months ended March 31, 2008, the aggregate aver-
age daily net assets of the Master Portfolio and BlackRock High Income
Fund was approximately $5,293,141,000.

In addition, the Advisor has entered into a separate sub-advisory agree-
ment with BlackRock Financial Management, Inc. (“BFM”), an affiliate of the Advisor, under which the Advisor pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Master Portfolio to the Advisor. For the six months ended March 31,
2008, the Master Portfolio reimbursed the Advisor $25,957 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended March 31, 2008 were
$16,662,754,691 and $6,335,485,718, respectively.

50 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Notes to Financial Statements (concluded)

Master Total Return Portfolio

Transactions in call options written for the six months ended March 31, 2008 were as follows:

	Number of	Premiums
	Contracts*	Received

Outstanding call options written,
beginning of period	1,068	$ 5,656,328
Options written	982	16,608,338
Options expired	(1,323)	(2,150,427)
Options closed	(188)	(96,411)

Outstanding call options written, end
of period	539	$ 20,017,828

* Some contracts represent a notional amount of $1,000,000. Transactions in put options written for the six months ended March 31, 2008 were as follows:

	Number of	Premiums
	Contracts*	Received

Outstanding put options written,
beginning of period	1,068	$ 5,640,703
Options written	1,010	16,720,897
Options expired	(795)	(1,822,136)
Options closed	(128)	(81,642)

Outstanding put options written, end
of period	1,155	$ 20,457,822

* Some contracts represent a notional amount of $1,000,000.

4. Short-Term Borrowings:

The Master Portfolio, along with certain other funds managed by the
Advisor and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Master Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful pur-
poses other than for leverage. The Master Portfolio may borrow up to the maximum amount allowable under the Master Portfolio’s current
Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Master Portfolio pays a commitment fee of 0.06% per annum based on the Master Portfolio’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at each fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agree-
ment. The Master Portfolio did not borrow under the credit agreement during the six months ended March 31, 2008.

5. Reverse Repurchase Agreements:

For the six months ended March 31, 2008 the Master Portfolio’s average amount of reverse repurchase agreements outstanding was approximately
$94,859,000 and daily weighted average interest rate was 2.872% .

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

51

Officers and Directors

James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Director
Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
Robert M. Hernandez, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
Jean Margo Reid, Director
David H. Walsh, Director
Fred G. Weiss, Director
Richard R. West, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian . Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
PFPC Inc.
New York, NY 10286

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019

52 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-
related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your transac-
tions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Click on the applicable link and follow the steps to sign up

3)	Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Shareholders Who Hold Accounts Directly with BlackRock:

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

53

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM – 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

54 BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC. MARCH 31, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Healthcare Fund	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Low Duration Bond Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Managed Income Portfolio
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Short-Term Bond Fund
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Strategic Income Portfolio
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Fund
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Fund Portfolio	BlackRock World Income Fund
BlackRock Income Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK TOTAL RETURN FUND OF BLACKROCK BOND FUND, INC.

MARCH 31, 2008

55

#10251-1-3/08

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return
Portfolio of Master Bond LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total
Return Portfolio of Master Bond LLC

Date: May 22, 2008